                                                              [McM Funds Logo]
                                                            Semi-Annual Report
                                                             December 31, 1997

                                                   Principal Preservation Fund

                                                Intermediate Fixed Income Fund

                                                             Fixed Income Fund

                                                                 Balanced Fund

                                                        Equity Investment Fund

Dear Shareholder:


In our very first report to shareholders -- the Semi-Annual report in 1994 -- we wrote the following:


    We will do everything in our power to ensure that our shareholders are never exposed to unnecessary risk, speculative investments or the latest investment fad. The rigorous implementation of our investment approach and our dedication to service will remain firm.


I am pleased to report to you that we have fulfilled that promise. And, I pledge to you, going forward, that our commitment to those standards remains intact. It's not only the right thing to do for our shareholders, it's been a wonderfully successful business philosophy too.


   o As this report goes to press, assets under management have topped $335 million.


   o If you consult Morningstar or other rating services, you'll find the McM Funds ranked favorably against comparable alternatives.


   o The McM Funds have provided excellent investment returns in the midst of considerable volatility in the financial markets.


   o The investment management fees you pay as McM Fund shareholders remain lower than the industry average, substantially so in some cases.


Looking forward, we see a favorable economic environment -- the details can be found inside this report. However, regardless of the specific circumstances, we will continue to build strong portfolios, balancing risk and return to serve our shareholders' interests.


Thank you for your confidence and trust.


/s/ Terry A. O'Toole
------------------------
Terry A. O'Toole
Chairman

                                                                        Review
The strength of the U.S. financial markets during 1997 was remarkable. As 1997 came to an end, the stock market was up over 30%, and bonds were up over 9.5%. The good news was the U.S. economy and the stock market benefited from healthy corporate profits -- in fact, real profit growth has been extraordinary. Companies continue to restructure to use their substantial amounts of free cash flow to buy back their stock or acquire other companies. In addition, bond yields were not competitive with expected stock returns, so equity investors did not take profits and increase their bond positions during the year.

The stock market volatility in the fourth quarter was precipitated by the cloud of any crisis in Asia and the effect it would have on U.S. corporate earnings. It is likely that any slowdown in Asia, and other parts of the world for that matter, will reduce U.S. corporate profits, more in some industries than others. As with the stock market, the bond market showed strength as investors continued to buy high quality fixed income securities that gave historically high expected real return (yield less expected inflation).

                                                                       Outlook
The key to continued strength in the stock and bond markets will be low inflation and low interest rates, with a reasonable - high single digit growth in profits. In this environment, stocks should continue to advance, probably at a slower pace, and remain attractive compared to cash and bonds. We do not foresee inflation which would cause an increase in interest rates as a threat to the ongoing success of the stock and bond markets.

McM portfolios will be invested to continue to take advantage of high quality, historically successful U.S. companies that are positioned to be successful in the future --companies that can capitalize on worldwide opportunities. Our strategy will be to continue to maintain diversified portfolios, especially with any uncertainty that there may be in the markets in the future.

                                                   Principal Preservation Fund

The Principal Preservation Fund emphasizes high quality, liquid securities. The Fund seeks to realize maximum current income, consistent with preservation of capital. U.S. Government issues represent 58% of the portfolio. The 7-day and 30-day average yields as of December 31, 1997 were 5.34% and 5.32%, respectively.

Diversification          Credit Quality                Maturity

Commercial                                             91+ days
Paper 23%                     A-1/P-1 42%              31%

Repurchase                                             1-15 days
Agreements                                             38%
10%
                                                       31-90 days 31%
Bankers' Acceptance 4%
                                                       16-30
Certificates                                           days 0%
of Deposit 5%

Government 58%                Government 58%


Average Annual Return (%)          Current        One      Three        Since
                                     Yield       Year      Years    Inception
                                     -----       ----      -----    ---------

McM Principal Preservation Fund       5.43       5.37       5.41         5.32


                          Principal Preservation Fund
                     December 31, 1996 - December 31, 1997

                           7-Day Average Yield (%)

                          12/27/96           5.05
                          03/27/97           5.16
                          06/30/97           5.29
                          09/24/97           5.31
                          12/31/97           5.39

             Past performance does not guarantee future results.

                                                Intermediate Fixed Income Fund

This Fund emphasizes high quality and diversification. Government bonds and AAA-rated bonds represent 72% of the Fund. Mortgage securities, backed by U.S. Government Agencies, provide yield advantages compared to U.S. Government bonds with equivalent maturities. The Fund's weighted average maturity of 4.2 years seeks to limit sensitivity to interest rate changes.
                                                                 NASDAQ Symbol
                                                                         MCMNX
Diversification              Bond Quality                Maturity

Corporate 28%                Government                  10+ years 5%
                             35%
Mortgage 36%                                             Short-term 2%
                             BAA 5%
Government                                               5-10 years
34%                          A  21%                      45%

Asset Backed/                AA 2%                       1-5 years
Other 2%                                                 48%
                             AAA 37%



Average Annual Returns (%)                          One     Three        Since
                                                   Year     Years    Inception
                                                   ----     -----    ---------

McM Intermediate Fixed Income Fund                 7.91      8.90         7.52

Lehman Brothers Intermediate Govt./Corp. Index     7.86      8.85         7.79

                        Intermediate Fixed Income Fund
                         July 14, 1994 Inception Date


              Intermediate Fixed      Lehman Brothers Intermediate
                 Income Fund                Govt./Corp. Index
                 -----------                -----------------

06/30/94           $10,000                      $ 10,000
07/31/94           $10,050                      $ 10,074
08/31/94           $10,046                      $ 10,105
09/30/94           $ 9,969                      $ 10,012
10/31/94           $ 9,965                      $ 10,011
11/30/94           $ 9,921                      $  9,966
12/31/94           $ 9,957                      $ 10,001
01/31/95           $10,122                      $ 10,170
02/28/95           $10,350                      $ 10,381
03/31/95           $10,398                      $ 10,440
04/30/95           $10,518                      $ 10,569
05/31/95           $10,849                      $ 10,888
06/30/95           $10,918                      $ 10,961
07/31/95           $10,914                      $ 10,962
08/31/95           $11,003                      $ 11,062
09/30/95           $11,078                      $ 11,142
10/31/95           $11,210                      $ 11,266
11/30/95           $11,344                      $ 11,413
12/31/95           $11,445                      $ 11,526
01/31/96           $11,540                      $ 11,625
02/29/96           $11,401                      $ 11,489
03/31/96           $11,340                      $ 11,431
04/30/96           $11,320                      $ 11,391
05/31/96           $11,302                      $ 11,382
06/30/96           $11,420                      $ 11,502
07/31/96           $11,461                      $ 11,537
08/31/96           $11,463                      $ 11,546
09/30/96           $11,617                      $ 11,706
10/31/96           $11,828                      $ 11,914
11/30/96           $11,983                      $ 12,071
12/31/96           $11,916                      $ 11,994
01/31/97           $11,957                      $ 12,040
02/28/97           $11,965                      $ 12,066
03/31/97           $11,880                      $ 11,982
04/30/97           $12,018                      $ 12,157
05/31/97           $12,123                      $ 12,258
06/30/97           $12,236                      $ 12,370
07/31/97           $12,507                      $ 12,621
08/31/97           $12,431                      $ 12,558
09/30/97           $12,582                      $ 12,703
10/31/97           $12,760                      $ 12,845
11/30/97           $12,744                      $ 12,873
12/31/97           $12,859                      $ 12,976

              Past performance does not guarantee future results.

                                                             Fixed Income Fund

The Fixed Income Fund is structured similarly to the Intermediate Fixed Income Fund. It invests primarily in investment grade and U.S. Government bonds. However, it has a weighted average maturity of 6.8 years, 2.6 years longer than the Intermediate Fixed Income Fund.
                                                                 NASDAQ Symbol
                                                                         MCMFX
Diversification                 Bond Quality                 Maturity

Corporate                       Government                   Short-term 1%
30%                             39%
                                                             10+ years
Government                      BAA 4%                       8%
39%
                                A  24%                       1-5 years
Mortgage 31%                                                 13%
                                AA 3%
                                                             5-10 years 78%
                                AAA 31%


Average Annual Returns (%)                One          Three           Since
                                         Year          Years       Inception
                                         ----          -----       ---------

McM Fixed Income Fund                    9.53          10.41            8.72

Lehman Brothers Aggregate Index          9.65          10.42            9.03

                               Fixed Income Fund
                         July 14, 1994 Inception Date


                     Fixed Income Fund     Lehman Brothers Aggregate Index
                     -----------------     -------------------------------

06/30/94                  $10,000                    $10,000
07/31/94                  $10,070                    $10,114
08/31/94                  $10,097                    $10,126
09/30/94                  $ 9,937                    $ 9,977
10/31/94                  $ 9,911                    $ 9,968
11/30/94                  $ 9,855                    $ 9,946
12/31/94                  $ 9,926                    $10,015
01/31/95                  $10,114                    $10,213
02/28/95                  $10,384                    $10,456
03/31/95                  $10,460                    $10,520
04/30/95                  $10,604                    $10,667
05/31/95                  $11,060                    $11,080
06/30/95                  $11,155                    $11,161
07/31/95                  $11,112                    $11,137
08/31/95                  $11,257                    $11,271
09/30/95                  $11,364                    $11,381
10/31/95                  $11,533                    $11,529
11/30/95                  $11,716                    $11,702
12/31/95                  $11,841                    $11,865
01/31/96                  $11,929                    $11,944
02/29/96                  $11,688                    $11,736
03/31/96                  $11,587                    $11,654
04/30/96                  $11,485                    $11,588
05/31/96                  $11,460                    $11,565
06/30/96                  $11,618                    $11,720
07/31/96                  $11,629                    $11,752
08/31/96                  $11,605                    $11,732
09/30/96                  $11,820                    $11,936
10/31/96                  $12,104                    $12,201
11/30/96                  $12,335                    $12,410
12/31/96                  $12,202                    $12,294
01/31/97                  $12,225                    $12,332
02/28/97                  $12,238                    $12,363
03/31/97                  $12,085                    $12,226
04/30/97                  $12,263                    $12,409
05/31/97                  $12,373                    $12,527
06/30/97                  $12,516                    $12,676
07/31/97                  $12,912                    $13,019
08/31/97                  $12,757                    $12,908
09/30/97                  $12,965                    $13,099
10/31/97                  $13,181                    $13,289
11/30/97                  $13,212                    $13,359
12/31/97                  $13,364                    $13,500


              Past performance does not guarantee future results.

                                                                 Balanced Fund

The Balanced Fund invests in common stocks and bonds. Common stocks represent about 60% of the Fund and bonds about 40%. The common stock portion is well diversified among 102 companies that represent all economic sectors. The Fund's bond portion is 76% U.S. Government and AAA-rated securities with a weighted average maturity of 6.6 years.
                                                                 NASDAQ Symbol
                                                                         MCMBX
Asset Allocation      Fixed Income Quality     Ten Largest Equity Holdings (%)

Cash 0.8%             Government  41%          Compaq                    3.9

Stocks 59.9%          AAA 35%                  Intel                     3.7

Bonds                 BAA 2%                   FNMA                      3.6
39.3%
                      A 20%                    General Electric          3.2

                      AA 2%                    Chase Manhattan           3.1

                                               Philip Morris             2.5
Ten Largest Equity Holdings (%)
                                               Merck                     2.1

                                               BankAmerica               2.0

                                               Citicorp                  2.0

                                               Schering Plough           1.9
                                               ---------------           ---

                                                                        28.0

Average Annual Returns (%)       One     Three       Since
                                Year     Years   Inception
                                ----     -----   ---------

McM Balanced Fund              23.65     22.75       19.68

Lehman Bros. Agg. Index         9.68     10.42        9.03

Standard & Poor's 500          33.30     31.13       27.40

                                 Balanced Fund
                         July 14, 1994 Inception Date

                Balanced Bond Index   Lehman Brothers        S&P 500
                -------------------   ---------------        -------
06/30/94             $10,000              $10,000            $10 000
07/31/94             $10,070              $10,114            $10,112
08/31/94             $10,300              $10,126            $10,524
09/30/94             $10,081              $ 9,977            $10,270
10/31/94             $10,152              $ 9,968            $10,505
11/30/94             $ 9,961              $ 9,946            $10,120
12/31/94             $10,078              $10,015            $10,267
01/31/95             $10,282              $10,213            $10,534
02/28/95             $10,608              $10,456            $10,943
03/31/95             $10,767              $10,520            $11,267
04/30/95             $11,054              $10,667            $11,597
05/31/95             $11,514              $11,080            $12,056
06/30/95             $11,731              $11,161            $12,340
07/31/95             $11,937              $11,137            $12,752
08/31/95             $12,020              $11,271            $12,786
09/30/95             $12,389              $11,381            $13,323
10/31/95             $12,410              $11,529            $13,277
11/30/95             $12,806              $11,702            $13,861
12/31/95             $12,971              $11,865            $14,124
01/31/96             $13,311              $11,944            $14,610
02/29/96             $13,311              $11,736            $14,750
03/31/96             $13,315              $11,654            $14,892
04/30/96             $13,411              $11,588            $15,111
05/31/96             $13,592              $11,565            $15,501
06/30/96             $13,709              $11,720            $15,564
07/31/96             $13,407              $11,752            $14,870
08/31/96             $13,525              $11,732            $15,185
09/30/96             $14,075              $11,936            $16,040
10/31/96             $14,509              $12,201            $16,481
11/30/96             $15,343              $12,410            $17,732
12/31/96             $15,079              $12,294            $17,390
01/31/97             $15,714              $12,332            $18,470
02/28/97             $15,736              $12,363            $18,618
03/31/97             $15,324              $12,226            $17,843
04/30/97             $15,918              $12,409            $18,908
05/31/97             $16,511              $12,527            $20,069
06/30/97             $16,951              $12,676            $20,962
07/31/97             $18,158              $13,019            $22,629
08/31/97             $17,582              $12,908            $21,373
09/30/97             $18,298              $13,099            $22,538
10/31/97             $18,063              $13,289            $21,796
11/30/97             $18,464              $13,350            $22,797
12/31/97             $18,649              $13,485            $23,180




              Past performance does not guarantee future results.

                                                        Equity Investment Fund

The Equity Investment Fund invests in common stocks of large, high quality companies. It is well diversified among 101 companies across all economic sectors. Individual companies are carefully selected and attractive economic sectors are strategically overweighted as compared to the Standard & Poor's 500 Stock Index.
                                                                 NASDAQ Symbol
                                                                         MCMEX
Ten Largest Holdings (%)      Portfolio Characteristics

Intel                 3.6     Price/Earnings Ratio           24.47

FNMA                  3.6     Beta                            0.98

Compaq                3.6     Avg. Market Capitalization   $55.3 B

General Electric      3.4     Total Number of Stocks           101

Chase Manhattan       2.9     Average Annual Returns (%)

Philip Morris         2.5                 McM Equity       S&P 500
                                          ----------       -------
Merck                 2.2     One
                              Year             33.84         33.30
Citicorp              2.1
                              Three
BankAmerica           2.0     Years            32.10         31.13

Schering Plough       1.8     Since
                     ----     Inception        27.71         27.40
                     27.7



Sector Weightings (%)
Financial Services        16.5
Technology                13.9
Health-Care               12.2
Energy                    10.6
Utilities                 10.1
Capital Goods              8.7
Consumer Non-Durables      8.6
Retail                     6.3
Raw Materials              4.1
Consumer Services          2.1
Consumer Durables          1.9
Transportation             1.9
Shelter                    1.1
Business Equip. & Services 1.3
Multi-Industry             0.7
                         -----
                         100.0

                            Equity Investment Fund
                         July 14, 1994 Inception Date


                       Equity Investment Fund    Standard & Poor's 500
                       ----------------------    ---------------------
06/30/94                      $10,000                  $10,000
07/31/94                      $10,040                  $10,112
08/31/94                      $10,440                  $10,524
09/30/94                      $10,160                  $10,270
10/31/94                      $10,320                  $10,505
11/30/94                      $ 9,989                  $10,120
12/31/94                      $10,124                  $10,267
01/31/95                      $10,315                  $10,534
02/28/95                      $10,709                  $10,943
03/31/95                      $10,965                  $11,267
04/30/95                      $11,371                  $11,597
05/31/95                      $11,786                  $12,056
06/30/95                      $12,155                  $12,340
07/31/95                      $12,532                  $12,752
08/31/95                      $12,552                  $12,786
09/30/95                      $13,094                  $13,323
10/31/95                      $13,002                  $13,277
11/30/95                      $13,543                  $13,861
12/31/95                      $13,761                  $14,124
01/31/96                      $14,276                  $14,610
02/29/96                      $14,513                  $14,750
03/31/96                      $14,613                  $14,892
04/30/96                      $14,913                  $15,111
05/31/96                      $15,294                  $15,501
06/30/96                      $15,380                  $15,564
07/31/96                      $14,779                  $14,870
08/31/96                      $15,058                  $15,185
09/30/96                      $15,891                  $16,040
10/31/96                      $16,452                  $16,481
11/30/96                      $17,814                  $17,732
12/31/96                      $17,449                  $17,390
01/31/97                      $18,629                  $18,470
02/28/97                      $18,629                  $18,618
03/31/97                      $17,978                  $17,843
04/30/97                      $18,952                  $18,908
05/31/97                      $20,021                  $20,069
06/30/97                      $20,713                  $20,962
07/31/97                      $22,837                  $22,629
08/31/97                      $21,880                  $21,373
09/30/97                      $23,092                  $22,538
10/31/97                      $22,323                  $21,796
11/30/97                      $23,156                  $22,797
12/31/97                      $23,357                  $23,180

              Past performance does not guarantee future results.

McM Funds -- Schedule of Investments (unaudited)    December 31, 1997
--------------------------------------------------------------------------------

Principal Preservation Fund


                                                                                  Principal
                                                                                    Amount          Value
                                                                                -------------   -------------
U.S. Government Agency Notes - 57.54%
Federal Farm Bank Discount Notes - 5.60%
 5.750%, 09/11/98 ...........................................................    $2,000,000      $ 1,999,175
                                                                                                 -----------
Federal Home Loan Bank Notes - 25.40%
 5.700%, 01/02/98 ...........................................................     2,000,000        1,999,683
 5.360%, 01/07/98 ...........................................................     1,500,000        1,498,660
 5.390%, 01/09/98 ...........................................................     1,000,000          998,802
 5.490%, 01/12/98 ...........................................................     1,000,000          998,347
 5.390%, 02/02/98 ...........................................................     1,000,000          995,209
 5.400%, 05/14/98 ...........................................................     1,000,000          980,050
 5.800%, 09/18/98 ...........................................................       600,000          600,176
 6.060%, 10/02/98 ...........................................................     1,000,000        1,002,314
                                                                                                 -----------
                                                                                                   9,073,241
                                                                                                 -----------
Federal Home Loan Mortgage Corp. Discount Notes - 12.59%
 5.360%, 01/02/98 ...........................................................     4,000,000        3,999,405
 5.400%, 01/02/98 ...........................................................       500,000          499,925
                                                                                                 -----------
                                                                                                   4,499,330
                                                                                                 -----------
Federal National Mortgage Assn. Notes - 13.95%
 5.375%, 01/13/98 ...........................................................     1,500,000        1,499,850
 5.600%, 03/20/98 ...........................................................       500,000          493,933
 5.250%, 03/25/98 ...........................................................     1,000,000          999,158
 5.360%, 06/05/98 ...........................................................       500,000          488,461
 5.940%, 08/14/98 ...........................................................     1,000,000        1,001,163
 6.320%, 09/17/98 ...........................................................       500,000          501,717
                                                                                                 -----------
                                                                                                   4,984,282
                                                                                                 -----------
Total U.S. Government Agency Notes (Cost $20,556,028)........................                     20,556,028
                                                                                                 -----------
REPURCHASE AGREEMENT - 9.80%
Chase Manhattan Bank, U.S. Treasury Notes, $3,550,000 par, 6.000% coupon,
 due 05/31/98, dated 12/31/97 to be sold on 01/02/98 at $3,501,235 ..........     3,500,000        3,500,000
                                                                                                 -----------
Total Repurchase Agreement (Cost $3,500,000) ................................                      3,500,000
                                                                                                 -----------
BANKERS ACCEPTANCE -- 4.07%
Chase Manhattan Bank, 5.510%, 02/11/98 ......................................     1,461,978        1,452,804
                                                                                                 -----------
Total Bankers Acceptance (Cost $1,452,804) ..................................                      1,452,804
                                                                                                 -----------
CERTIFICATES OF DEPOSIT - 4.76%
Imperial Bank, 5.650%, 02/17/98 .............................................     1,700,000        1,700,000
                                                                                                 -----------
Total Certificates of Deposit (Cost $1,700,000) .............................                      1,700,000
                                                                                                 -----------
COMMERCIAL PAPER - 23.44%
AIG Funding, Inc., 5.470%, 01/06/98 .........................................     1,000,000          999,240
Dupont (EI) de Nemours & Co., 5.480%, 06/05/98 ..............................     1,000,000          976,406
Ford Motor Credit Corp., 5.510%, 03/30/98 ...................................     1,000,000          986,531
General Electric Capital Corp., 5.700%, 03/10/98 ............................     1,455,000        1,439,334
Goldman Sachs & Co., 5.700%, 03/12/98 .......................................     1,000,000          988,917
Household Finance Corp., 5.500%, 02/10/98 ...................................     1,000,000          993,889
IBM Credit Corp., 5.500%, 01/15/98 ..........................................     1,000,000          997,861
Merrill Lynch & Co., Inc., 5.740%, 03/05/98 .................................     1,000,000          989,955
                                                                                                 -----------
Total Commercial Paper (Cost $8,372,133) ....................................                      8,372,133
                                                                                                 -----------



See accompanying notes to financial statements.

McM Funds -- Schedule of Investments (unaudited)    December 31, 1997
--------------------------------------------------------------------------------

Principal Preservation Fund (continued)



                                                                       Value
                                                                  --------------
TOTAL INVESTMENTS** - 99.61% (Cost $35,580,965) ..........         $35,580,965
                                                                   -----------
CASH AND OTHER ASSETS NET OF LIABILITIES - 0.39% .........             141,087
                                                                   -----------
NET ASSETS - 100.00% .....................................         $35,722,052
                                                                   ===========

** At December 31, 1997, cost is identical for book and federal income tax purposes.

See accompanying notes to financial statements.

McM Funds -- Schedule of Investments (unaudited)    December 31, 1997
--------------------------------------------------------------------------------

Intermediate Fixed Income Fund

                                                                         Principal
                                                                           Amount          Value
                                                                       -------------   -------------
FIXED INCOME SECURITIES - 98.54%
U.S. Government Obligations - 5.70%
U.S. Treasury Notes
 6.250%, 10/31/01 ..................................................    $2,510,000      $ 2,553,197
 11.875%, 11/15/03 .................................................       790,000        1,028,050
 7.250%, 08/15/04 ..................................................       725,000          784,102
 7.875%, 11/15/04 ..................................................     1,255,000        1,403,705
 11.625%, 11/15/04 .................................................       400,000          531,224
                                                                                        -----------
Total U.S. Treasury Obligations (Cost $6,175,533)...................                      6,300,278
                                                                                        -----------
U.S. Government Agency Obligations - 28.31%
Federal Farm Credit Bank - 0.57%
 6.340%, 02/07/02 ..................................................       615,000          624,231
                                                                                        -----------
Federal Home Loan Bank - 3.39%
 7.190%, 04/27/01 ..................................................     1,650,000        1,713,624
 6.330%, 09/24/02 ..................................................       750,000          760,890
 5.770%, 02/03/04 ..................................................       840,000          832,322
 7.700%, 09/20/04 ..................................................       400,000          437,544
                                                                                        -----------
                                                                                          3,744,380
                                                                                        -----------
Federal Home Loan Mortgage Corp. - 1.96%
 5.990%, 12/01/03 ..................................................     1,650,000        1,653,960
 6.645%, 03/10/04 ..................................................       500,000          517,450
                                                                                        -----------
                                                                                          2,171,410
                                                                                        -----------
Federal National Mortgage Association - 13.30%
 8.350%, 11/10/99 ..................................................       650,000          678,333
 6.450%, 04/23/01 ..................................................     1,150,000        1,169,320
 7.500%, 02/11/02 ..................................................     2,275,000        2,404,174
 6.780%, 04/10/02 ..................................................       875,000          902,930
 7.550%, 04/22/02 ..................................................     3,200,000        3,394,016
 6.820%, 04/29/02 ..................................................       500,000          517,160
 6.590%, 05/21/02 ..................................................     1,500,000        1,538,190
 6.230%, 07/18/02 ..................................................       200,000          202,114
 5.950%, 10/16/02 ..................................................     1,735,000        1,736,943
 5.450%, 10/10/03 ..................................................       160,000          156,198
 7.875%, 02/24/05 ..................................................     1,805,000        2,002,413
                                                                                        -----------
                                                                                         14,701,791
                                                                                        -----------
FICO Coupon Strip - 0.27%
 0.000%, 04/06/02* .................................................       375,000          292,459
                                                                                        -----------
Guaranteed Export Trust - 1.79%
 6.280%, 06/15/04 ..................................................       420,588          423,315
 6.130%, 06/15/04 ..................................................       382,353          385,423
 6.550%, 06/15/04 ..................................................     1,147,057        1,174,471
                                                                                        -----------
                                                                                          1,983,209
                                                                                        -----------
Resolution Funding Corp. - 7.03%
 0.000%, 04/15/06* .................................................     3,060,000        1,899,189
 0.000%, 07/15/08* .................................................     2,700,000        1,460,187
 0.000%, 10/15/08* .................................................     3,900,000        2,076,438
 0.000%, 04/15/10* .................................................     4,810,000        2,329,290
                                                                                        -----------
                                                                                          7,765,104
                                                                                        -----------
Total U.S. Government Agency Obligations (Cost $30,304,242).........                     31,282,584
                                                                                        -----------

See accompanying notes to financial statements.

McM Funds -- Schedule of Investments (unaudited)    December 31, 1997
--------------------------------------------------------------------------------

Intermediate Fixed Income Fund (continued)

                                                                          Principal
                                                                            Amount          Value
                                                                        -------------   -------------
FIXED INCOME SECURITIES - (continued)
Collateralized Mortgage Obligations - 35.27%
Federal Home Loan Mortgage Corp. - 19.02%
 6.000%, 12/15/06 ...................................................    $1,500,000      $ 1,497,845
 6.000%, 07/15/07 ...................................................       100,000           99,676
 5.500%, 04/15/13 ...................................................       347,016          346,050
 5.500%, 01/15/14 ...................................................       348,125          346,995
 6.500%, 08/15/14 ...................................................       850,000          854,259
 7.500%, 09/15/14 ...................................................       319,154          321,634
 5.850%, 02/15/18 ...................................................     1,500,000        1,490,991
 5.400%, 07/15/18 ...................................................     1,500,000        1,476,799
 6.400%, 01/15/19 ...................................................     1,000,000        1,002,895
 5.800%, 02/15/19 ...................................................     1,175,000        1,167,320
 6.050%, 05/15/19 ...................................................       700,000          697,136
 6.250%, 05/15/19 ...................................................     1,000,000          996,904
 6.000%, 07/15/19 ...................................................     1,500,000        1,490,252
 6.000%, 02/15/20 ...................................................     1,000,000          993,187
 5.500%, 04/15/20 ...................................................     1,100,000        1,084,568
 6.000%, 10/15/20 ...................................................     1,600,000        1,582,671
 6.500%, 01/25/21 ...................................................     2,000,000        1,995,374
 5.750%, 05/15/21 ...................................................     1,600,000        1,567,746
 6.350%, 07/15/21 ...................................................     1,000,000        1,000,346
 6.750%, 05/15/23 ...................................................     1,000,000        1,006,997
                                                                                         -----------
                                                                                          21,019,645
                                                                                         -----------
Federal National Mortgage Association - 16.25%
 0.000%, 07/25/98* ..................................................       193,193          188,263
 5.950%, 05/25/05 ...................................................     1,500,000        1,496,699
 5.400%, 11/25/05 ...................................................     1,185,525        1,174,814
 5.900%, 11/25/05 ...................................................     1,459,108        1,455,142
 6.000%, 04/01/09 ...................................................        16,700           16,505
 5.500%, 07/25/12 ...................................................        98,828           98,388
 5.600%, 10/25/13 ...................................................       110,634          110,148
 5.250%, 11/25/13 ...................................................       525,000          520,984
 5.750%, 02/25/15 ...................................................     1,000,000          997,320
 5.250%, 09/25/16 ...................................................        47,245           46,710
 6.000%, 11/25/16 ...................................................     1,300,000        1,295,926
 9.000%, 06/25/18 ...................................................       149,308          159,818
 6.600%, 09/25/18 ...................................................       100,000          100,545
 6.250%, 01/25/19 ...................................................     2,500,000        2,494,475
 5.500%, 02/25/19 ...................................................     1,175,000        1,156,602
 6.250%, 07/25/19 ...................................................       600,000          597,095
 5.500%, 07/25/20 ...................................................     1,850,000        1,758,888
 5.500%, 08/25/21 ...................................................       720,000          697,424
 0.000%, 01/25/22* ..................................................       192,588          177,533
 0.000%, 03/25/22* ..................................................       129,983          127,323
 0.000%, 05/25/22* ..................................................        19,371           18,481
 6.000%, 01/17/23 ...................................................     1,350,000        1,290,849
 6.250%, 01/25/23 ...................................................     2,000,000        1,980,644
                                                                                         -----------
                                                                                          17,960,576
                                                                                         -----------
Total Collateralized Mortgage Obligations (Cost $38,637,086).........                     38,980,221
                                                                                         -----------

See accompanying notes to financial statements.

McM Funds -- Schedule of Investments (unaudited)    December 31, 1997
--------------------------------------------------------------------------------

Intermediate Fixed Income Fund (continued)

                                                                     Principal
                                                                       Amount          Value
                                                                   -------------   -------------
FIXED INCOME SECURITIES - (continued)
Asset Backed Securities - 1.85%
Capital Equipment Receivables Trust, 6.570%, 03/15/01 ..........    $1,000,000      $1,008,907
CMO Trust 43 Y, 8.200%, 05/20/04 ...............................        36,181          36,919
Morgan Stanley Mortgage Trust, 8.450%, 05/01/17 ................         2,048           2,056
Olympic Automobile Receivables Trust, 6.250%, 11/15/04 .........     1,000,000         999,989
                                                                                    ----------
Total Asset Backed Securities (Cost $2,028,045).................                     2,047,871
                                                                                    ----------
Corporate Bonds - 27.41%
Automotive Parts & Equipment - 1.82%
Enron Corp., 6.450%, 11/15/01 ..................................     2,000,000       2,010,000
                                                                                    ----------
Bank & Insurance - 1.39%
BankAmerica Corp., 6.850%, 03/01/03 ............................     1,500,000       1,537,500
                                                                                    ----------
Electric Utility - 0.57%
Commonwealth Edison Co., 6.000%, 03/15/98 ......................       350,000         350,000
Long Island Lighting Co., 7.625%, 04/15/98 .....................       275,000         276,031
                                                                                    ----------
                                                                                       626,031
                                                                                    ----------
Financial Services - 19.07%
American General Finance Corp., 8.000%, 02/15/00 ...............       225,000         234,000
American General Finance Corp., 7.250%, 04/15/00 ...............       400,000         410,000
Associates Corp. of North America, 7.250%, 09/01/99 ............        25,000          25,469
Associates Corp. of North America, 6.375%, 07/15/02 ............       400,000         402,500
Associates Corp. of North America, 6.375%, 10/15/02 ............       330,000         332,063
Beneficial Corp., 8.100%, 11/09/99 .............................       425,000         439,344
Beneficial Corp., 6.850%, 06/17/02 .............................       325,000         333,531
Commercial Credit Co., 6.000%, 04/15/00 ........................       225,000         224,719
Commercial Credit Co., 6.375%, 09/15/02 ........................       700,000         707,000
Finova Capital Corp., 6.625%, 09/15/01 .........................       875,000         883,750
Finova Capital Corp., 7.125%, 05/01/02 .........................     1,025,000       1,057,031
Finova Capital Corp., 6.120%, 05/28/02 .........................       425,000         423,938
Ford Motor Credit Co., 6.375%, 10/06/00 ........................       500,000         503,750
Ford Motor Credit Co., 6.550%, 09/10/02 ........................     1,500,000       1,520,625
General Motors Acceptance Corp., 7.000%, 04/15/98 ..............       100,000         100,333
General Motors Acceptance Corp., 6.625%, 03/22/99 ..............       800,000         806,000
General Motors Acceptance Corp., 7.125%, 06/01/99 ..............       100,000         101,375
General Motors Acceptance Corp., 8.000%, 10/01/99 ..............       200,000         206,250
General Motors Acceptance Corp., 6.700%, 04/30/01 ..............        50,000          50,750
General Motors Acceptance Corp., 7.125%, 05/01/03 ..............       300,000         311,625
Household Finance Corp., 6.760%, 01/22/98 ......................       100,000         100,046
Household Finance Corp., 6.750%, 06/01/00 ......................       650,000         658,937
Household Finance Corp., 6.960%, 09/04/01 ......................       175,000         179,813
Household Finance Corp., 6.700%, 06/15/02 ......................       500,000         511,875

See accompanying notes to financial statements.

McM Funds -- Schedule of Investments (unaudited)    December 31, 1997
--------------------------------------------------------------------------------

Intermediate Fixed Income Fund (continued)

                                                                                                Principal
                                                                                                 Amount            Value
                                                                                             --------------   ---------------
FIXED INCOME SECURITIES - (continued)
Corporate Bonds - (continued)
Lehman Brothers, Inc., 6.125%, 02/01/01 ..................................................     $  800,000      $    798,000
Merrill Lynch & Co., Inc., 6.000%, 01/15/01 ..............................................        800,000           798,000
Morgan Stanley Group, Inc., 7.500%, 09/01/99 .............................................        575,000           588,656
Salomon, Inc., 6.500%, 03/01/00 ..........................................................      2,000,000         2,015,000
Salomon, Inc., 7.200%, 02/01/04 ..........................................................      1,155,000         1,202,644
Salomon Smith Barney Holdings, Inc., 7.980%, 03/01/00 ....................................        375,000           389,531
Salomon Smith Barney Holdings, Inc., 5.875%, 02/01/01 ....................................      1,250,000         1,234,375
Sears Roebuck Acceptance Corp., 6.730%, 08/29/00 .........................................      1,000,000         1,015,000
Sears Roebuck Acceptance Corp., 6.920%, 10/03/02 .........................................        225,000           231,187
Transamerica Financial Group, 8.375%, 02/15/98 ...........................................        450,000           451,174
Transamerica Financial Group, 7.510%, 04/15/02 ...........................................        150,000           157,125
Transamerica Financial Group, 6.375%, 06/10/02 ...........................................        400,000           402,000
Travelers Property Casualty Corp., 6.750%, 04/15/01 ......................................        700,000           712,250
Travelers, Inc., 9.500%, 03/01/02 ........................................................        500,000           561,250
                                                                                                               ------------
                                                                                                                 21,080,916
                                                                                                               ------------
Industrial - 4.56%
Philip Morris Cos., Inc., 6.200%, 02/09/98 ...............................................        200,000           200,008
Philip Morris Cos., Inc., 7.500%, 01/15/02 ...............................................      1,150,000         1,191,688
Philip Morris Cos., Inc., 7.250%, 01/15/03 ...............................................        800,000           832,000
Philip Morris Cos., Inc., 6.800%, 12/01/03 ...............................................        445,000           451,675
Raytheon Co., 6.450%, 08/15/02 ...........................................................      2,000,000         2,017,500
Sears Roebuck & Co., 9.250%, 04/15/98 ....................................................         25,000            25,209
WMX Technologies, Inc., 8.125%, 02/01/98 .................................................        325,000           325,442
                                                                                                               ------------
                                                                                                                  5,043,522
                                                                                                               ------------
Total Corporate Bonds (Cost $29,908,195)..................................................                       30,297,969
                                                                                                               ------------
TOTAL FIXED INCOME SECURITIES - 98.54% (Cost $107,053,101)(1).............................                      108,908,923
                                                                                                               ------------
CASH AND OTHER ASSETS NET OF LIABILITIES - 1.46% .........................................                        1,617,771
                                                                                                               ------------
NET ASSETS - 100.00% .....................................................................                     $110,526,694
                                                                                                               ============
(1) Aggregate cost for federal income tax purposes is $107,053,101 and net unrealized appreciation is as follows:
    Gross unrealized appreciation ........................................................     $1,907,768
    Gross unrealized depreciation ........................................................        (51,946)
                                                                                               ----------
   Net unrealized appreciation ...........................................................     $1,855,822
                                                                                               ==========


* Zero coupon bond.

See accompanying notes to financial statements.

McM Funds -- Schedule of Investments (unaudited)    December 31, 1997
--------------------------------------------------------------------------------

Fixed Income Fund


                                                                         Principal
                                                                           Amount          Value
                                                                       -------------   -------------
FIXED INCOME SECURITIES - 98.45%
U.S. Government Obligations - 29.00%
U.S. Treasury Notes
 11.875%, 11/15/03 .................................................    $1,350,000      $1,756,796
 11.625%, 11/15/04 .................................................       840,000       1,115,570
 6.500%, 05/15/05 ..................................................       325,000         338,852
 7.500%, 11/15/16 ..................................................       532,000         621,349
 8.875%, 08/15/17 ..................................................       130,000         172,562
                                                                                        ----------
Total U.S. Treasury Obligations (Cost $3,873,352) ..................                     4,005,129
                                                                                        ----------
U.S. Government Agency Obligations - 9.47%
Federal Home Loan Bank - 4.64%
 7.780%, 10/19/01 ..................................................       250,000         265,747
 5.770%, 02/03/04 ..................................................       160,000         158,538
 7.520%, 05/24/04 ..................................................       200,000         216,150
                                                                                        ----------
                                                                                           640,435
                                                                                        ----------
Federal Home Loan Mortgage Corp. - 2.39%
 7.125%, 11/18/02 ..................................................       315,000         330,712
                                                                                        ----------
Guaranteed Export Trust - 0.33%
 6.130%, 06/15/04 ..................................................        45,882          46,251
                                                                                        ----------
Resolution Funding Corp. - 2.11%
 0.000%, 10/15/11* .................................................       260,000         114,317
 0.000%, 04/15/16* .................................................       310,000         100,601
 0.000%, 04/15/17* .................................................       250,000          76,145
                                                                                        ----------
                                                                                           291,063
                                                                                        ----------
Total U.S. Government Agency Obligations (Cost $1,237,079) .........                     1,308,461
                                                                                        ----------
Collateralized Mortgage Obligations - 30.69%
Federal Home Loan Mortgage Corp. - 18.37%
 6.250%, 11/15/18 ..................................................       175,000         174,909
 6.250%, 05/15/19 ..................................................       250,000         250,852
 6.400%, 05/15/19 ..................................................       150,000         150,242
 6.500%, 10/15/19 ..................................................       200,000         200,639
 5.950%, 11/15/19 ..................................................       200,000         198,769
 6.500%, 06/25/20 ..................................................       100,000         100,901
 6.350%, 07/15/21 ..................................................       150,000         150,052
 6.500%, 08/15/21 ..................................................        75,000          75,449
 5.950%, 02/15/22 ..................................................       500,000         487,795
 6.000%, 02/15/22 ..................................................       200,000         197,488
 6.650%, 07/15/22 ..................................................       150,000         151,842
 6.000%, 02/15/23 ..................................................       200,000         196,414
 6.750%, 05/15/23 ..................................................       200,000         201,399
                                                                                        ----------
                                                                                         2,536,751
                                                                                        ----------
Federal National Mortgage Association - 12.32%
 7.500%, 07/25/18 ..................................................        18,776          19,095
 6.000%, 09/25/18 ..................................................        40,000          39,675
 6.500%, 03/25/19 ..................................................       150,000         150,430
 6.500%, 04/25/19 ..................................................       150,000         150,799
 3.500%, 05/25/19 ..................................................       125,000         113,599
 6.500%, 09/25/19 ..................................................       150,000         148,350
 6.250%, 01/25/20 ..................................................       220,000         218,933

See accompanying notes to financial statements.

McM Funds -- Schedule of Investments (unaudited)    December 31, 1997
--------------------------------------------------------------------------------

Fixed Income Fund (continued)



                                                                         Principal
                                                                          Amount         Value
                                                                        ----------   ------------
FIXED INCOME SECURITIES - (continued)
Collateralized Mortgage Obligations - (continued)
 6.850%, 10/25/20 ...................................................    $ 40,000     $   40,131
 6.750%, 11/25/20 ...................................................     200,000        201,381
 6.750%, 05/25/21 ...................................................     200,000        202,679
 6.500%, 10/25/21 ...................................................     200,000        200,478
 0.000%, 03/25/22* ..................................................      12,998         12,732
 7.000%, 06/25/23 ...................................................     200,000        203,519
                                                                                      ----------
                                                                                       1,701,801
                                                                                      ----------
Total Collateralized Mortgage Obligations (Cost $4,137,212) .........                  4,238,552
                                                                                      ----------
Asset Backed Securities - 0.06%
CMO Trust 39 Y, 8.650%, 03/01/03 ....................................       8,088          8,311
                                                                                      ----------
Total Asset Backed Securities (Cost $8,125) .........................                      8,311
                                                                                      ----------
Corporate Bonds - 29.23%
Automotive Parts & Equipment - 0.73%
Enron Corp., 6.625%, 11/15/05 .......................................     100,000        101,125
                                                                                      ----------
Bank & Insurance - 6.38%
BankAmerica Corp., 6.850%, 03/01/03 .................................     250,000        256,250
BankAmerica Corp., 6.625%, 08/01/07 .................................     100,000        100,750
BankAmerica Corp., 6.625%, 10/15/07 .................................     150,000        151,125
KeyCorp, 6.750%, 03/15/06 ...........................................      80,000         81,500
NationsBank Corp., 7.500%, 09/15/06 .................................     175,000        187,031
Wells Fargo & Co., 7.125%, 08/15/06 .................................     100,000        104,250
                                                                                      ----------
                                                                                         880,906
                                                                                      ----------
Electrical Utility - 0.18%
Long Island Lighting Co., 7.625%, 04/15/98 ..........................      25,000         25,094
                                                                                      ----------
Financial Services - 18.07%
Associates Corp. of North America, 6.375%, 10/15/02 .................     120,000        120,750
Beneficial Corp., 9.470%, 03/09/01 ..................................      20,000         21,875
Beneficial Corp., 6.750%, 07/20/04 ..................................     100,000        102,625
Beneficial Corp., 6.940%, 12/15/06 ..................................     100,000        103,375
Commercial Credit Co., 6.375%, 09/15/02 .............................     100,000        101,000
Commercial Credit Co., 6.625%, 11/15/06 .............................     225,000        228,375
Finova Captial Corp., 6.625%, 09/15/01 ..............................     100,000        101,000
Finova Capital Corp., 6.900%, 06/19/04 ..............................     100,000        102,875
Ford Motor Credit Co., 6.550%, 09/10/02 .............................     100,000        101,375
Ford Motor Credit Co., 7.200%, 06/15/07 .............................     150,000        159,000
General Motors Acceptance Corp., 6.500%, 12/05/05 ...................      50,000         50,063
Household Finance Corp., 6.760%, 01/22/98 ...........................      50,000         50,023
Household Finance Corp., 6.700%, 06/15/02 ...........................      75,000         76,781
Household Finance Corp., 7.650%, 05/15/07 ...........................     100,000        107,625
Lehman Brothers, Inc., 7.625%, 06/01/06 .............................      80,000         85,500
Merrill Lynch & Co., Inc., 6.560%, 12/16/07 .........................     150,000        150,937
Morgan Stanley Group, Inc., 7.500%, 09/01/99 ........................      75,000         76,781
Morgan Stanley Group, Inc., 6.875%, 03/01/07 ........................      50,000         51,375
Salomon, Inc., 7.200%, 02/01/04 .....................................     100,000        104,125
Salomon Smith Barney Holdings, Inc., 7.000%, 03/15/04 ...............     150,000        155,063
Salomon Smith Barney Holdings, Inc., 7.375%, 05/15/07 ...............     100,000        106,125
Sears Roebuck Acceptance Corp., 6.125%, 01/15/06 ....................     100,000         98,625

See accompanying notes to financial statements.

McM Funds -- Schedule of Investments (unaudited)    December 31, 1997
--------------------------------------------------------------------------------

Fixed Income Fund (continued)



                                                                                               Principal
                                                                                                Amount           Value
                                                                                             ------------   --------------
FIXED INCOME SECURITIES - (continued)
Corporate Bonds - (continued)
Transamerica Financial Group, 7.500%, 09/14/01 ...........................................     $ 75,000      $    78,050
Transamerica Financial Group, 7.510%, 04/15/02 ...........................................       75,000           78,562
Travelers, Inc., 9.500%, 03/01/02 ........................................................       75,000           84,188
                                                                                                             -----------
                                                                                                               2,496,073
                                                                                                             -----------
Industrial - 3.87%
International Business Machines Corp., 6.375%, 06/15/00 ..................................       75,000           75,656
Philip Morris Cos., Inc., 7.500%, 01/15/02 ...............................................      175,000          181,344
Philip Morris Cos., Inc., 6.800%, 12/01/03 ...............................................       50,000           50,750
Sears Roebuck & Co., 6.250%, 01/15/04 ....................................................       50,000           49,937
TCI Communications, Inc., 6.875%, 02/15/06 ...............................................      100,000          100,875
WMX Technologies, Inc., 8.125%, 02/01/98 .................................................       75,000           75,102
                                                                                                             -----------
                                                                                                                 533,664
                                                                                                             -----------
Total Corporate Bonds (Cost $3,936,617)...................................................                     4,036,862
                                                                                                             -----------
TOTAL FIXED INCOME SECURITIES - 98.45% (Cost $13,192,385)(1)..............................                    13,597,315
                                                                                                             -----------
CASH AND OTHER ASSETS NET OF LIABILITIES - 1.55% .........................................                       214,244
                                                                                                             -----------
NET ASSETS - 100.00% .....................................................................                   $13,811,559
                                                                                                             ===========
(1) Aggregate cost for federal income tax purposes is $13,192,385 and net unrealized appreciation is as follows:
    Gross unrealized appreciation ........................................................     $408,555
    Gross unrealized depreciation ........................................................       (3,625)
                                                                                               --------
  Net unrealized appreciation ............................................................     $404,930
                                                                                               ========

* Zero coupon bond.

See accompanying notes to financial statements.

McM Funds -- Schedule of Investments (unaudited)    December 31, 1997
--------------------------------------------------------------------------------

Balanced Fund



                                             Shares        Value
                                            --------   ------------
COMMON STOCKS - 59.76%
Business Equipment & Services - 0.72%
Automatic Data Processing, Inc. .........     5,100     $  313,013
Cognizant Corp. .........................     3,450        153,741
                                                        ----------
                                                           466,754
                                                        ----------
Capital Goods - 5.10%
Cooper Industries, Inc. .................     3,200        156,800
Emerson Electric Co. ....................     6,500        366,844
General Electric Co. ....................    17,000      1,247,375
Honeywell, Inc. .........................     6,000        411,000
Illinois Tool Works, Inc. ...............     1,800        108,225
Ingersoll Rand Co. ......................     3,750        151,875
PPG Industries, Inc. ....................     6,800        388,450
Tyco International, Ltd. ................    10,300        464,144
                                                        ----------
                                                         3,294,713
                                                        ----------
Consumer Durables - 1.22%
Ford Motor Co. ..........................     8,600        418,712
General Motors Corp. ....................     6,100        369,813
                                                        ----------
                                                           788,525
                                                        ----------
Consumer Non-Durables - 5.24%
Anheuser Busch Cos., Inc. ...............     4,500        198,000
CPC International, Inc. .................     3,700        398,675
Eastman Kodak Co. .......................     4,500        273,656
General Mills, Inc. .....................     2,650        189,806
PepsiCo, Inc. ...........................    16,300        593,931
Philip Morris Cos., Inc. ................    21,600        978,750
Procter & Gamble Co. ....................     4,500        359,156
Sara Lee Corp. ..........................     6,900        388,556
                                                        ----------
                                                         3,380,530
                                                        ----------
Consumer Services - 1.34%
Disney (Walt) Co. .......................     3,300        326,906
Hilton Hotels Corp. .....................     3,900        116,025
Knight-Ridder, Inc. .....................     3,400        176,800
Time Warner, Inc. .......................     3,950        244,900
                                                        ----------
                                                           864,631
                                                        ----------
Energy - 6.69%
Amerada Hess Corp. ......................     2,300        126,212
Amoco Corp. .............................     5,150        438,394
Atlantic Richfield Co. ..................     1,100         88,138
Baker Hughes, Inc. ......................     6,100        266,112
British Petroleum Co. PLC ...............     4,800        382,500
Burlington Resources, Inc. ..............     2,150         96,347
Chevron Corp. ...........................     5,300        408,100
Exxon Corp. .............................    11,000        673,062
Mobil Corp. .............................     5,900        425,906
Royal Dutch Petroleum Co. ADR ...........     7,500        406,406
Schlumberger, Ltd. ......................     3,900        313,950
Texaco, Inc. ............................     8,300        451,313
Unocal Corp. ............................     3,800        147,488
Valero Energy Corp. .....................     3,100         97,456
                                                        ----------
                                                         4,321,384
                                                        ----------

See accompanying notes to financial statements.

McM Funds -- Schedule of Investments (unaudited)    December 31, 1997
--------------------------------------------------------------------------------

Balanced Fund (continued)



                                                   Shares        Value
                                                  --------   ------------
COMMON STOCKS - (continued)
Financial Services - 9.86%
American International Group, Inc. ............     3,837     $  417,274
BankAmerica Corp. .............................    10,700        781,100
Bankers Trust Corp. ...........................     3,200        359,800
Chase Manhattan Corp. .........................    10,832      1,186,104
Chubb Corp. ...................................     5,300        400,813
Citicorp ......................................     6,100        771,269
Federal National Mortgage Association .........    24,600      1,403,737
General Re Corp. ..............................     1,900        402,800
Morgan (JP) & Co., Inc. .......................     2,400        270,900
U.S. Bancorp ..................................     3,350        374,991
                                                              ----------
                                                               6,368,788
                                                              ----------
Health Care - 7.36%
Alza Corp. Cl. A* .............................     4,600        146,338
Bausch & Lomb, Inc. ...........................       450         17,831
Baxter International, Inc. ....................     7,800        393,412
Bristol-Myers Squibb Co. ......................     6,700        633,988
Columbia/HCA Healthcare Corp. .................     6,325        187,378
Crescendo Pharmaceuticals Corp.* ..............       180          2,081
Johnson & Johnson .............................     6,700        441,363
Lilly (Eli) & Co. .............................     7,900        550,037
Merck & Co., Inc. .............................     7,600        807,500
Schering Plough Corp. .........................    11,700        726,863
St. Jude Medical, Inc.* .......................     4,600        140,300
United Healthcare Corp. .......................     4,450        221,109
Warner-Lambert Co. ............................     3,900        483,600
                                                              ----------
                                                               4,751,800
                                                              ----------
Multi-Industry - 0.43%
Minnesota Mining & Mfg. Co. ...................     3,400        279,012
                                                              ----------
Raw Materials - 2.22%
Aluminum Co. of America .......................     3,650        256,869
Dow Chemical Co. ..............................     3,300        334,950
Dupont (EI) De Nemours & Co. ..................     7,100        426,444
Monsanto Co. ..................................     9,200        386,400
Solutia, Inc. .................................     1,200         32,025
                                                              ----------
                                                               1,436,688
                                                              ----------
Retail - 3.39%
Albertson's, Inc. .............................     9,550        452,431
Costco Cos., Inc* .............................     4,500        200,813
Dillard Dept. Stores, Inc. Cl. A ..............     3,450        121,612
Limited, Inc. .................................     5,026        128,163
May Department Stores Co. .....................     5,950        313,491
Penney (JC), Inc. .............................     4,400        265,375
Tricon Global Restaurants, Inc.* ..............     1,330         38,653
Wal-Mart Stores, Inc. .........................     9,800        386,488
Walgreen Co. ..................................     9,000        282,375
                                                              ----------
                                                               2,189,401
                                                              ----------
Shelter - 0.81%
Georgia-Pacific Corp. .........................     3,600        218,700
Georgia-Pacific Corp. Timber Group* ...........     3,600         81,675
Kimberly-Clark Corp. ..........................     4,500        221,906
                                                              ----------
                                                                 522,281
                                                              ----------

See accompanying notes to financial statements.

McM Funds -- Schedule of Investments (unaudited)    December 31, 1997
--------------------------------------------------------------------------------

Balanced Fund (continued)



                                                    Shares        Value
                                                   --------   -------------
COMMON STOCKS - (continued)
Technology - 8.78%
AMP, Inc. ......................................     9,850     $   413,700
Boeing Co. .....................................     4,200         205,538
Compaq Computer Corp. ..........................    26,517       1,496,553
Hewlett-Packard Co. ............................     8,800         550,000
Imation Corp.* .................................         1              16
Intel Corp. ....................................    20,400       1,433,100
International Business Machines Corp. ..........     4,800         501,900
Lucent Technologies, Inc. ......................     4,782         381,962
Motorola, Inc. .................................     8,950         510,709
Raytheon Co. Cl. A .............................       357          17,610
Seagate Technology, Inc.* ......................     8,100         155,925
                                                               -----------
                                                                 5,667,013
                                                               -----------
Transportation - 0.89%
AMR Corp.* .....................................     3,000         385,500
CSX Corp. ......................................     3,500         189,000
                                                               -----------
                                                                   574,500
                                                               -----------
Utilities - 5.71%
Airtouch Communications, Inc.* .................    10,200         423,937
AT & T Corp. ...................................     7,250         444,062
Edison International ...........................    11,000         299,063
El Paso Natural Gas Co. ........................     2,300         152,950
GTE Corp. ......................................    12,300         642,675
MCI Communications Corp. .......................     6,700         286,844
PECO Energy Co. ................................     9,500         230,375
PG&E Corp. .....................................     8,363         254,549
SBC Communications, Inc. .......................     9,917         726,420
Unicom Corp. ...................................     7,400         227,550
                                                               -----------
                                                                 3,688,425
                                                               -----------
TOTAL COMMON STOCKS (Cost $29,558,987) .........                38,594,445
                                                               -----------


                                                                Principal
                                                                 Amount          Value
                                                              ------------   ------------
FIXED INCOME SECURITIES - 38.85%
U.S. Government Obligations - 7.47%
U.S. Treasury Notes
 6.375%, 08/15/02 .........................................    $  225,000       230,890
 6.250%, 02/15/03 .........................................     1,165,000     1,191,970
 7.875%, 11/15/04 .........................................       500,000       559,245
 11.625%, 11/15/04 ........................................     1,835,000     2,436,990
 10.750%, 08/15/05 ........................................       310,000       403,388
                                                                              ---------
Total U.S. Treasury Obligations (Cost $4,719,316) .........                   4,822,483
                                                                              ---------
U.S. GOVERNMENT AGENCIES - 8.50%
Federal Farm Credit Bank - 1.27%
 6.350%, 10/30/03 .........................................       500,000       509,430
 6.600%, 02/06/04 .........................................       300,000       309,345
                                                                              ---------
                                                                                818,775
                                                                              ---------
Federal Home Loan Bank - 2.17%
 7.520%, 05/24/04 .........................................       300,000       324,225
 6.905%, 06/03/04 .........................................       350,000       366,646
 7.360%, 07/01/04 .........................................       665,000       713,804
                                                                              ---------
                                                                              1,404,675
                                                                              ---------

See accompanying notes to financial statements.

McM Funds -- Schedule of Investments (unaudited)    December 31, 1997
--------------------------------------------------------------------------------

Balanced Fund (continued)



                                                                         Principal
                                                                          Amount          Value
                                                                       ------------   ------------
FIXED INCOME SECURITIES - (continued)
Federal Home Loan Mortgage Corp. - 1.92%
 5.990%, 12/01/03 ..................................................    $  150,000     $  150,360
 6.645%, 03/10/04 ..................................................       780,000        807,222
 6.400%, 12/13/06 ..................................................       275,000        282,133
                                                                                       ----------
                                                                                        1,239,715
                                                                                       ----------
Federal National Mortgage Association - 2.15%
 5.730%, 01/06/03 ..................................................       200,000        198,882
 5.450%, 10/10/03 ..................................................     1,060,000      1,034,814
 7.400%, 07/01/04 ..................................................        50,000         53,776
 7.875%, 02/24/05 ..................................................        90,000         99,843
                                                                                       ----------
                                                                                        1,387,315
                                                                                       ----------
Resolution Funding Corp. - 0.44%
 0.000%, 07/15/12** ................................................       510,000        212,925
 0.000%, 04/15/14** ................................................       150,000         55,578
 0.000%, 10/15/15** ................................................        45,000         15,086
                                                                                       ----------
                                                                                          283,589
                                                                                       ----------
Student Loan Marketing Association - 0.55%
 6.350%, 03/17/03 ..................................................       350,000        355,996
                                                                                       ----------
Total U.S. Government Agency Obligations (Cost $5,361,603) .........                    5,490,065
                                                                                       ----------
Collateralized Mortgage Obligations - 13.59%
Federal Home Loan Mortgage Corp. - 7.68%
 5.500%, 04/15/13 ..................................................        21,689         21,628
 6.300%, 10/15/18 ..................................................       100,000         99,499
 6.250%, 05/15/19 ..................................................       100,000         99,690
 6.500%, 10/15/19 ..................................................       200,000        200,639
 5.950%, 11/15/19 ..................................................       100,000         99,384
 7.000%, 02/15/21 ..................................................       100,000        102,632
 5.750%, 04/15/21 ..................................................        50,000         49,009
 6.500%, 08/15/21 ..................................................       240,000        241,435
 6.500%, 09/15/21 ..................................................       550,000        555,511
 5.950%, 11/15/21 ..................................................       300,000        292,492
 6.500%, 11/15/21 ..................................................       600,000        604,232
 5.950%, 02/15/22 ..................................................       700,000        682,914
 6.000%, 02/15/22 ..................................................       100,000         98,744
 6.000%, 05/15/22 ..................................................       400,000        388,180
 6.650%, 07/15/22 ..................................................       100,000        101,228
 6.250%, 11/15/22 ..................................................       150,000        149,948
 6.500%, 11/15/22 ..................................................       100,000         99,390
 7.000%, 01/15/23 ..................................................       200,000        205,630
 6.000%, 02/15/23 ..................................................       193,000        189,540
 6.500%, 02/15/23 ..................................................       400,000        402,448
 6.750%, 05/15/23 ..................................................       150,000        151,050
 7.000%, 06/25/23 ..................................................       125,000        127,199
                                                                                       ----------
                                                                                        4,962,422
                                                                                       ----------
Federal National Mortgage Association - 5.91%
 5.500%, 07/25/12 ..................................................        13,177         13,118
 6.000%, 11/25/16 ..................................................        50,000         49,843
 6.000%, 09/25/18 ..................................................        50,000         49,594
 6.250%, 01/25/20 ..................................................       100,000         99,515
 6.850%, 10/25/20 ..................................................        50,000         50,163

See accompanying notes to financial statements.

McM Funds -- Schedule of Investments (unaudited)    December 31, 1997
--------------------------------------------------------------------------------

Balanced Fund (continued)



                                                                         Principal
                                                                          Amount         Value
                                                                        ----------   ------------
FIXED INCOME SECURITIES - (continued)
Collateralized Mortgage Obligations - (continued)
 6.750%, 11/25/20 ...................................................    $100,000     $  101,276
 6.750%, 05/25/21 ...................................................     100,000        101,339
 6.500%, 10/25/21 ...................................................     600,000        601,434
 6.500%, 11/25/21 ...................................................     100,000        100,239
 6.000%, 02/25/22 ...................................................     500,000        488,339
 6.500%, 04/25/22 ...................................................     750,000        748,289
 6.500%, 07/18/22 ...................................................     500,000        502,857
 6.000%, 07/25/22 ...................................................      50,000         48,802
 6.500%, 07/25/22 ...................................................     350,000        350,836
 6.800%, 09/25/22 ...................................................     300,000        305,346
 6.500%, 11/25/22 ...................................................     200,000        202,494
                                                                                      ----------
                                                                                       3,813,484
                                                                                      ----------
Total Collateralized Mortgage Obligations (Cost $8,558,468) .........                  8,775,906
                                                                                      ----------
Corporate Bonds - 9.29%
Automotive Parts & Equipment - 0.16%
Enron Corp., 6.625%, 11/15/05 .......................................     100,000        101,125
                                                                                      ----------
Bank & Insurance - 1.40%
BankAmerica Corp., 6.625%, 10/15/07 .................................     250,000        251,875
Chase Manhattan Corp., 7.125%, 02/01/07 .............................     200,000        208,000
KeyCorp, 6.750%, 03/15/06 ...........................................      45,000         45,844
NationsBank Corp., 7.500%, 09/15/06 .................................     275,000        293,906
Wells Fargo & Co., 7.125%, 08/15/06 .................................     100,000        104,250
                                                                                      ----------
                                                                                         903,875
                                                                                      ----------
Electrical Utility - 0.04%
Long Island Lighting Co., 7.625%, 04/15/98 ..........................      25,000         25,094
                                                                                      ----------
Financial Services - 7.13%
American General Finance Corp., 7.450%, 07/01/02 ....................     175,000        183,313
Associates Corp. of North America, 6.375%, 10/15/02 .................      50,000         50,312
Associates Corp. of North America, 7.625%, 04/27/05 .................     125,000        134,219
Beneficial Corp., 10.100%, 11/27/00 .................................     150,000        165,563
Beneficial Corp., 9.470%, 03/09/01 ..................................      30,000         32,812
Beneficial Corp., 6.750%, 07/20/04 ..................................      25,000         25,656
Beneficial Corp., 6.960%, 02/13/06 ..................................     150,000        154,688
Beneficial Corp., 6.940%, 12/15/06 ..................................     100,000        103,375
Commercial Credit Co., 6.000%, 04/15/00 .............................      25,000         24,969
Commercial Credit Co., 6.375%, 09/15/02 .............................      50,000         50,500
Commercial Credit Co., 6.625%, 11/15/06 .............................     275,000        279,125
Finova Capital Corp., 6.625%, 09/15/01 ..............................      50,000         50,500
Finova Capital Corp., 6.120%, 05/28/02 ..............................     200,000        199,500
Finova Capital Corp., 6.900%, 06/19/04 ..............................     125,000        128,594
Ford Motor Credit Co., 6.550%, 09/10/02 .............................     300,000        304,125
Ford Motor Credit Co., 6.550%, 07/07/03 .............................     125,000        126,875
Ford Motor Credit Co., 7.200%, 06/15/07 .............................     125,000        132,500
General Motors Acceptance Corp., 6.600%, 11/22/04 ...................     175,000        176,531
Household Finance Corp., 6.700%, 06/15/02 ...........................      50,000         51,187
Household Finance Corp., 7.250%, 07/15/03 ...........................     125,000        130,313
Household Finance Corp., 7.650%, 05/15/07 ...........................     200,000        215,250
Lehman Brothers, Inc., 6.125%, 02/01/01 .............................      25,000         24,938
Lehman Brothers, Inc., 7.625%, 06/01/06 .............................      40,000         42,750

See accompanying notes to financial statements.

McM Funds -- Schedule of Investments (unaudited)    December 31, 1997
--------------------------------------------------------------------------------


Balanced Fund (continued)

Balanced Fund (continued)
                                                                                               Principal
                                                                                                 Amount            Value
FIXED INCOME SECURITIES - (continued)
Corporate Bonds - (continued)
Merrill Lynch & Co., Inc., 6.000%, 01/15/01 ..............................................    $    25,000      $    24,938
Merrill Lynch & Co., Inc., 6.560%, 12/16/07 ..............................................        250,000          251,562
Morgan Stanley Group, Inc., 7.500%, 09/01/99 .............................................         25,000           25,594
Morgan Stanley Group, Inc., 6.875%, 03/01/07 .............................................        100,000          102,750
Salomon, Inc., 7.200%, 02/01/04 ..........................................................        100,000          104,125
Salomon Smith Barney Holdings, Inc., 7.980%, 03/01/00 ....................................         50,000           51,937
Salomon Smith Barney Holdings, Inc., 5.875%, 02/01/01 ....................................         25,000           24,687
Salomon Smith Barney Holdings, Inc., 6.500%, 10/15/02 ....................................        125,000          126,562
Salomon Smith Barney Holdings, Inc., 7.000%, 03/15/04 ....................................        275,000          284,281
Sears Roebuck Acceptance Corp., 6.900%, 08/01/03 .........................................        125,000          128,750
Sears Roebuck Acceptance Corp., 6.125%, 01/15/06 .........................................         50,000           49,312
Transamerica Corp., 6.750%, 11/15/06 .....................................................        200,000          204,000
Transamerica Financial Group, 8.375%, 02/15/98 ...........................................         25,000           25,065
Transamerica Financial Group, 7.510%, 04/15/02 ...........................................         30,000           31,425
Travelers, Inc., 9.500%, 03/01/02 ........................................................         25,000           28,062
Travelers, Inc., 6.625%, 09/15/05 ........................................................        150,000          152,813
Travelers Property Casualty Corp., 6.750%, 11/15/06 ......................................        200,000          204,000
                                                                                                               -----------
                                                                                                                 4,607,458
                                                                                                               -----------
Industrial - 0.56%
Northwest Pipeline Corp., 6.625%, 12/01/07 ...............................................        100,000          100,625
Philip Morris Cos., Inc., 7.500%, 01/15/02 ...............................................         50,000           51,813
Philip Morris Cos., Inc., 8.250%, 10/15/03 ...............................................         75,000           81,188
Philip Morris Cos., Inc., 6.800%, 12/01/03 ...............................................         30,000           30,450
Philip Morris Cos., Inc., 6.375%, 02/01/06 ...............................................         25,000           24,719
TCI Communications, Inc., 6.875%, 02/15/06 ...............................................         75,000           75,656
                                                                                                               -----------
                                                                                                                   364,451
                                                                                                               -----------
Total Corporate Bonds (Cost $5,823,635) ..................................................                       6,002,003
                                                                                                               -----------
TOTAL FIXED INCOME SECURITIES (Cost $24,463,022) .........................................                      25,090,457
                                                                                                               -----------
TOTAL INVESTMENTS - 98.61% (Cost $54,022,009)(1)..........................................                      63,684,902
                                                                                                               -----------
CASH AND OTHER ASSETS NET OF LIABILITIES - 1.39% .........................................                         897,458
                                                                                                               -----------
NET ASSETS - 100.00% .....................................................................                     $64,582,360
                                                                                                               ===========
(1) Aggregate cost for federal income tax purposes is $54,022,009 and net unrealized appreciation is as follows:
    Gross unrealized appreciation ........................................................    $ 9,874,031
    Gross unrealized depreciation ........................................................       (211,138)
                                                                                              -----------
   Net unrealized appreciation ...........................................................    $ 9,662,893
                                                                                              ===========
 * Non-dividend paying stock.
** Zero coupon bond.


See accompanying notes to financial statements.

McM Funds -- Schedule of Investments (unaudited)    December 31, 1997
--------------------------------------------------------------------------------

Equity Investment Fund

                                             Shares        Value
                                            --------   ------------
COMMON STOCKS - 98.92%
Business Equipment & Service - 1.29%
Automatic Data Processing, Inc. .........    12,700     $  779,462
Cognizant Corp. .........................     9,000        401,063
                                                        ----------
                                                         1,180,525
                                                        ----------
Capital Goods - 8.63%
Cooper Industries, Inc. .................     9,000        441,000
Emerson Electric Co. ....................    17,000        959,437
General Electric Co. ....................    42,000      3,081,750
Honeywell, Inc. .........................    14,760      1,011,060
Illinois Tool Works, Inc. ...............     1,000         60,125
Ingersoll Rand Co. ......................     5,250        212,625
PPG Industries, Inc. ....................    15,800        902,575
Tyco International, Ltd. ................    26,660      1,201,366
                                                        ----------
                                                         7,869,938
                                                        ----------
Consumer Durables - 1.92%
Ford Motor Co. ..........................    20,000        973,750
General Motors Corp. ....................    12,800        776,000
                                                        ----------
                                                         1,749,750
                                                        ----------
Consumer Non-Durables - 8.50%
Anheuser Busch Cos., Inc. ...............    11,200        492,800
CPC International, Inc. .................     9,300      1,002,075
Eastman Kodak Co. .......................    11,650        708,466
General Mills, Inc. .....................     3,800        272,175
PepsiCo, Inc. ...........................    36,500      1,329,969
Philip Morris Cos., Inc. ................    50,475      2,287,148
Procter & Gamble Co. ....................     9,200        734,275
Sara Lee Corp. ..........................    16,500        929,156
                                                        ----------
                                                         7,756,064
                                                        ----------
Consumer Services - 2.06%
Disney (Walt) Co. .......................     6,000        594,375
Hilton Hotels Corp. .....................    10,000        297,500
Knight-Ridder, Inc. .....................     8,200        426,400
Time Warner, Inc. .......................     9,000        558,000
                                                        ----------
                                                         1,876,275
                                                        ----------
Energy - 10.51%
Amerada Hess Corp. ......................     3,200        175,600
Amoco Corp. .............................    12,900      1,098,112
Atlantic Richfield Co. ..................       400         32,050
Baker Hughes, Inc. ......................    15,000        654,375
British Petroleum Co. PLC ...............    10,002        797,034
Burlington Resources, Inc. ..............     5,000        224,063
Chevron Corp. ...........................    13,420      1,033,340
Exxon Corp. .............................    21,400      1,309,413
Mobil Corp. .............................    15,000      1,082,812
Royal Dutch Petroleum Co. ADR ...........    14,800        801,975
Schlumberger, Ltd. ......................     7,700        619,850
Texaco, Inc. ............................    23,000      1,250,625
Unocal Corp. ............................     8,200        318,263
Valero Energy Corp. .....................     6,000        188,625
                                                        ----------
                                                         9,586,137
                                                        ----------



See accompanying notes to financial statements.

McM Funds -- Schedule of Investments (unaudited)    December 31, 1997
--------------------------------------------------------------------------------

Equity Investment Fund (continued)


                                                   Shares        Value
                                                  --------   -------------
COMMON STOCKS - (continued)
Financial Services - 16.31%
American International Group, Inc. ............     9,350     $ 1,016,813
BankAmerica Corp. .............................    25,024       1,826,752
Bankers Trust Corp. ...........................     6,100         685,869
Chase Manhattan Corp. .........................    24,027       2,630,956
Chubb Corp. ...................................    12,680         958,925
Citicorp ......................................    14,700       1,858,631
Federal National Mortgage Association .........    57,000       3,252,562
General Re Corp. ..............................     4,400         932,800
Morgan (JP) & Co., Inc. .......................     6,450         728,044
U.S. Bancorp ..................................     8,800         985,050
                                                              -----------
                                                               14,876,402
                                                              -----------
Health Care - 12.12%
Alza Corp. Cl. A* .............................    11,500         365,844
Bausch & Lomb, Inc. ...........................       400          15,850
Baxter International, Inc. ....................    20,100       1,013,794
Bristol-Myers Squibb Co. ......................    16,000       1,514,000
Columbia/HCA Healthcare Corp. .................    12,550         371,794
Crescendo Pharmaceuticals Corp.* ..............       465           5,377
Johnson & Johnson .............................    17,000       1,119,875
Lilly (Eli) & Co. .............................    16,420       1,143,243
Merck & Co., Inc. .............................    18,660       1,982,625
Schering Plough Corp. .........................    25,900       1,609,037
St. Jude Medical, Inc.* .......................     9,500         289,750
United Healthcare Corp. .......................    11,500         571,406
Warner-Lambert Co. ............................     8,500       1,054,000
                                                              -----------
                                                               11,056,595
                                                              -----------
Multi-Industry - 0.73%
Minnesota Mining & Mfg. Co. ...................     8,130         667,168
                                                              -----------
Raw Materials - 4.04%
Aluminum Co. of America .......................    11,040         776,940
Dow Chemical Co. ..............................     6,470         656,705
Dupont (EI) De Nemours & Co. ..................    21,500       1,291,344
Monsanto Co. ..................................    20,700         869,400
Solutia, Inc. .................................     3,480          92,873
                                                              -----------
                                                                3,687,262
                                                              -----------
Retail - 6.19%
Albertson's, Inc. .............................    24,000       1,137,000
Costco Cos., Inc.* ............................    12,000         535,500
Dillard Dept. Stores, Inc. Cl. A ..............     8,000         282,000
Limited, Inc. .................................    13,032         332,316
May Department Stores Co. .....................    17,000         895,687
Penney (JC), Inc. .............................    15,150         913,734
Tricon Global Restaurants, Inc.* ..............     2,850          82,828
Wal-Mart Stores, Inc. .........................    23,550         928,753
Walgreen Co. ..................................    17,300         542,788
                                                              -----------
                                                                5,650,606
                                                              -----------
Shelter - 1.10%
Georgia-Pacific Corp. .........................     8,000         486,000
Georgia-Pacific Corp. Timber Group* ...........     8,000         181,500
Kimberly-Clark Corp. ..........................     6,820         336,311
                                                              -----------
                                                                1,003,811
                                                              -----------

See accompanying notes to financial statements.

McM Funds -- Schedule of Investments (unaudited)    December 31, 1997
--------------------------------------------------------------------------------

Equity Investment Fund (continued)


                                                                                                 Shares           Value
                                                                                             --------------   -------------
COMMON STOCKS - (continued)
Technology - 13.68%
AMP, Inc. ................................................................................         18,800      $   789,600
Boeing Co. ...............................................................................          7,000          342,562
Compaq Computer Corp. ....................................................................         57,012        3,217,615
Hewlett-Packard Co. ......................................................................         21,000        1,312,500
Intel Corp. ..............................................................................         46,000        3,231,500
International Business Machines Corp. ....................................................         13,200        1,380,225
Lucent Technologies, Inc. ................................................................          9,253          739,083
Motorola, Inc. ...........................................................................         18,800        1,072,775
Raytheon Co. Cl. A .......................................................................            816           40,252
Seagate Technology, Inc.* ................................................................         18,500          356,125
                                                                                                               -----------
                                                                                                                12,482,237
                                                                                                               -----------
Transportation - 1.87%
AMR Corp.* ...............................................................................          7,800        1,002,300
CSX Corp. ................................................................................         13,000          702,000
                                                                                                               -----------
                                                                                                                 1,704,300
                                                                                                               -----------
Utilities - 9.97%
Airtouch Communications, Inc.* ...........................................................         20,500          852,031
AT & T Corp. .............................................................................         24,430        1,496,338
Edison International .....................................................................         18,500          502,969
El Paso Natural Gas Co. ..................................................................          5,600          372,400
GTE Corp. ................................................................................         30,000        1,567,500
MCI Communications Corp. .................................................................         10,000          428,125
PECO Energy Co. ..........................................................................         34,000          824,500
PG&E Corp. ...............................................................................         25,070          763,068
SBC Communications, Inc. .................................................................         21,948        1,607,691
Unicom Corp. .............................................................................         22,000          676,500
                                                                                                               -----------
                                                                                                                 9,091,122
                                                                                                               -----------
TOTAL COMMON STOCKS - 98.92% (Cost $68,124,082)(1)........................................                      90,238,192
                                                                                                               -----------
CASH AND OTHER ASSETS NET OF LIABILITIES - 1.08% .........................................                         986,920
                                                                                                               -----------
NET ASSETS - 100.00% .....................................................................                     $91,225,112
                                                                                                               ===========
(1) Aggregate cost for federal income tax purposes is $68,124,082 and net unrealized appreciation is as follows:
    Gross unrealized appreciation ........................................................    $22,578,635
    Gross unrealized depreciation ........................................................       (464,525)
                                                                                              -----------
   Net unrealized appreciation ...........................................................    $22,114,110
                                                                                              ===========
*Non-dividend paying stock.


See accompanying notes to financial statements.

Statements of Assets and Liabilities (unaudited)    December 31, 1997
--------------------------------------------------------------------------------

                                                                               McM
                                                              McM         Intermediate
                                                           Principal          Fixed
                                                         Preservation        Income
                                                             Fund             Fund
                                                        --------------  ----------------
Assets:
 Investments in securities at value (cost
  $35,580,965, $107,053,101, $13,192,385,
  $54,022,009 and $68,124,082, respectively) .........   $35,580,965      $108,908,923
 Cash-interest bearing accounts ......................       149,144            69,504
 Dividends and interest receivable ...................       150,202         1,214,848
 Receivable for fund shares sold .....................             0         1,245,000
 Deferred organization cost (Note A) .................         6,325             6,325
 Other assets ........................................         5,628            13,112
                                                         -----------      ------------
  Total assets .......................................    35,892,264       111,457,712
                                                         -----------      ------------
Liabilities:
 Payable for securities purchased ....................             0           760,352
 Fund shares redeemed ................................             0            51,000
 Distributions payable ...............................       166,314                 0
 Accrued expenses ....................................         2,611             8,542
 Payable to advisor, net .............................         1,287           111,124
                                                         -----------      ------------
  Total liabilities ..................................       170,212           931,018
                                                         -----------      ------------
Net Assets:
 Applicable to 35,726,239, 10,582,180, 1,283,946,
  3,897,676 and 4,136,523 shares outstanding,
  respectively .......................................   $35,722,052      $110,526,694
                                                         ===========      ============
Net Assets Consist of:
 Capital paid-in .....................................   $35,726,239      $108,537,999
 Distributions in excess of net investment income                  0           (42,994)
 Accumulated net realized gain (loss) on
  investments ........................................        (4,187)          175,867
 Net unrealized appreciation/depreciation on
  investments ........................................             0         1,855,822
                                                         -----------      ------------
                                                         $35,722,052      $110,526,694
                                                         ===========      ============
 Net asset value and redemption price per share          $      1.00      $      10.44
                                                         ===========      ============

                                                              McM                               McM
                                                             Fixed            McM             Equity
                                                            Income         Balanced         Investment
                                                             Fund            Fund              Fund
                                                        --------------  --------------  ------------------
Assets:
 Investments in securities at value (cost
  $35,580,965, $107,053,101, $13,192,385,
  $54,022,009 and $68,124,082, respectively) .........   $13,597,315     $63,684,902      $   90,238,192
 Cash-interest bearing accounts ......................        93,411         530,336             936,075
 Dividends and interest receivable ...................       147,194         378,298             163,964
 Receivable for fund shares sold .....................        50,234          86,124              40,000
 Deferred organization cost (Note A) .................         6,325           6,325               6,325
 Other assets ........................................         1,193           6,146               9,241
                                                         -----------     -----------      --------------
  Total assets .......................................    13,895,672      64,692,131          91,393,797
                                                         -----------     -----------      --------------
Liabilities:
 Payable for securities purchased ....................        78,795          43,886              23,968
 Fund shares redeemed ................................             0           5,000                   0
 Distributions payable ...............................             0               0                   0
 Accrued expenses ....................................         4,358           4,418               2,143
 Payable to advisor, net .............................           960          56,467             142,574
                                                         -----------     -----------      --------------
  Total liabilities ..................................        84,113         109,771             168,685
                                                         -----------     -----------      --------------
Net Assets:
 Applicable to 35,726,239, 10,582,180, 1,283,946,
  3,897,676 and 4,136,523 shares outstanding,
  respectively .......................................   $13,811,559     $64,582,360      $   91,225,112
                                                         ===========     ===========      ==============
Net Assets Consist of:
 Capital paid-in .....................................   $13,408,678     $54,897,050      $   69,073,015
 Distributions in excess of net investment income             (8,885)         (7,763)             (3,674)
 Accumulated net realized gain (loss) on
  investments ........................................         6,836          30,180              41,661
 Net unrealized appreciation/depreciation on
  investments ........................................       404,930       9,662,893          22,114,110
                                                         -----------     -----------      --------------
                                                         $13,811,559     $64,582,360      $   91,225,112
                                                         ===========     ===========      ==============
 Net asset value and redemption price per share          $     10.76     $     16.57      $        22.05
                                                         ===========     ===========      ==============


See accompanying notes to financial statements.

Statements of Operations (unaudited)
For the Six Months Ended December 31, 1997
--------------------------------------------------------------------------------

                                                                                McM
                                                                McM        Intermediate
                                                             Principal         Fixed
                                                           Preservation       Income
                                                               Fund            Fund
                                                          --------------  --------------
Investment Income:
 Dividends .............................................   $         0     $         0
 Interest ..............................................     1,076,115       3,251,392
                                                           -----------     -----------
   Total investment income .............................     1,076,115       3,251,392
                                                           -----------     -----------
Expenses:
 Investment advisory fees (Note E) .....................        47,865         181,361
 Transfer agent fees ...................................        15,950          13,426
 Administration fees ...................................        16,075          15,778
 Accounting fees .......................................        14,315          25,446
 Legal fees ............................................         1,750           5,010
 Custodian fees ........................................         7,229           9,401
 Insurance fees ........................................         6,795          18,942
 Registration expenses .................................         7,986           7,986
 Amortization of organization costs (Note A) ...........         1,820           1,820
 Report to shareholder expense .........................           454           1,478
 Auditing fees .........................................         3,915          10,695
 Trustees fees .........................................         1,194           3,735
 Miscellaneous expenses ................................           151             707
                                                           -----------     -----------
   Total expenses ......................................       125,499         295,785
 Expenses reimbursed (Note E) ..........................       (68,061)        (36,698)
                                                           -----------     -----------
   Net expenses ........................................        57,438         259,087
                                                           -----------     -----------
Net Investment Income ..................................     1,018,677       2,992,305
                                                           -----------     -----------
Realized and Unrealized Gain (Loss) on Investments:
 Net realized gain (loss) on investments ...............        (4,187)        295,502
 Net change in unrealized appreciation/depreciation on
  investments ..........................................             0       1,838,473
                                                           -----------     -----------
 Net realized and unrealized gain (loss) on investments         (4,187)      2,133,975
                                                           -----------     -----------
Increase in Net Assets from Operations .................     1,014,490       5,126,280
                                                           ===========     ===========

                                                               McM                          McM
                                                              Fixed          McM           Equity
                                                             Income        Balanced      Investment
                                                              Fund           Fund           Fund
                                                          ------------  -------------  -------------
Investment Income:
 Dividends .............................................   $        0    $   277,332    $   704,569
 Interest ..............................................      357,196        684,347         35,837
                                                           ----------    -----------    -----------
   Total investment income .............................      357,196        961,679        740,406
                                                           ----------    -----------    -----------
Expenses:
 Investment advisory fees (Note E) .....................       19,161        116,903        192,750
 Transfer agent fees ...................................       12,637         15,006         16,264
 Administration fees ...................................       15,296         16,328         16,872
 Accounting fees .......................................       13,824         18,249         17,346
 Legal fees ............................................          522          2,199          3,122
 Custodian fees ........................................        2,797          9,519         18,344
 Insurance fees ........................................        1,855          7,067         10,507
 Registration expenses .................................        6,153          7,986          9,818
 Amortization of organization costs (Note A) ...........        1,820          1,820          1,820
 Report to shareholder expense .........................          136            572            811
 Auditing fees .........................................        2,665          4,813          6,245
 Trustees fees .........................................          530          1,260          1,814
 Miscellaneous expenses ................................          151            403            429
                                                           ----------    -----------    -----------
   Total expenses ......................................       77,547        202,125        296,142
 Expenses reimbursed (Note E) ..........................      (50,174)       (46,254)        (9,003)
                                                           ----------    -----------    -----------
   Net expenses ........................................       27,373        155,871        287,139
                                                           ----------    -----------    -----------
Net Investment Income ..................................      329,823        805,808        453,267
                                                           ----------    -----------    -----------
Realized and Unrealized Gain (Loss) on Investments:
 Net realized gain (loss) on investments ...............       26,529         83,872        135,620
 Net change in unrealized appreciation/depreciation on
  investments ..........................................      339,184      3,676,848      7,608,817
                                                           ----------    -----------    -----------
 Net realized and unrealized gain (loss) on investments       365,713      3,760,720      7,744,437
                                                           ----------    -----------    -----------
Increase in Net Assets from Operations .................      695,536      4,566,528      8,197,704
                                                           ==========    ===========    ===========

See accompanying notes to financial statements.

Statements of Changes in Net Assets
--------------------------------------------------------------------------------

                                                            McM Principal
                                                          Preservation Fund
                                                   --------------------------------
                                                      Six Months
                                                        Ended           For the
                                                       12/31/97        Year Ended
                                                     (unaudited)        06/30/97
                                                   ---------------  ---------------
Operations:
 Net investment income ..........................   $  1,018,677     $  1,288,420
 Net realized gain (loss) on investments ........         (4,187)               0
 Net change in unrealized appreciation/
  depreciation on investments ...................              0                0
                                                    ------------     ------------
 Increase in net assets .........................      1,014,490        1,288,420
                                                    ------------     ------------
Dividends and Distributions to Shareholders:
 From net investment income .....................     (1,018,677)      (1,288,657)
 From capital gains .............................              0           (1,352)
                                                    ------------     ------------
 Total Distributions ............................     (1,018,677)      (1,290,009)
                                                    ------------     ------------
Capital Share Transactions - Note C .............      3,023,397        8,509,309
                                                    ------------     ------------
 Total increase in net assets ...................      3,019,210        8,507,720
Net Assets:
 Beginning of period ............................     32,702,842       24,195,122
                                                    ------------     ------------
 End of period (including undistributed
  (distributions in excess of) net
  investment income of $0, $0, ($42,994),
  $275,372, ($8,885) and $29,851,
  respectively) .................................   $ 35,722,052     $ 32,702,842
                                                    ============     ============




                                                          McM Intermediate                    McM Fixed
                                                          Fixed Income Fund                  Income Fund
                                                   -------------------------------  ------------------------------
                                                      Six Months                       Six Months
                                                        Ended           For the          Ended          For the
                                                       12/31/97       Year Ended        12/31/97       Year Ended
                                                     (unaudited)       06/30/97       (unaudited)       06/30/97
                                                   ---------------  --------------  ---------------  -------------
Operations:
 Net investment income ..........................   $  2,992,305     $  5,170,412     $   329,823     $  549,985
 Net realized gain (loss) on investments ........        295,502          (72,659)         26,529         11,263
 Net change in unrealized appreciation/
  depreciation on investments ...................      1,838,473          873,998         339,184         88,107
                                                    ------------     ------------     -----------     ----------
 Increase in net assets .........................      5,126,280        5,971,751         695,536        649,355
                                                    ------------     ------------     -----------     ----------
Dividends and Distributions to Shareholders:
 From net investment income .....................     (3,325,422)      (5,112,892)       (368,552)      (543,122)
 From capital gains .............................              0         (164,477)        (28,964)       (10,144)
                                                    ------------     ------------     -----------     ----------
 Total Distributions ............................     (3,325,422)      (5,277,369)       (397,516)      (553,266)
                                                    ------------     ------------     -----------     ----------
Capital Share Transactions - Note C .............     15,323,948       16,662,781       3,948,613      1,477,192
                                                    ------------     ------------     -----------     ----------
 Total increase in net assets ...................     17,124,806       17,357,163       4,246,633      1,573,281
Net Assets:
 Beginning of period ............................     93,401,888       76,044,725       9,564,926      7,991,645
                                                    ------------     ------------     -----------     ----------
 End of period (including undistributed
  (distributions in excess of) net
  investment income of $0, $0, ($42,994),
  $275,372, ($8,885) and $29,851,
  respectively) .................................   $110,526,694     $ 93,401,888     $13,811,559     $9,564,926
                                                    ============     ============     ===========     ==========


See accompanying notes to financial statements.

--------------------------------------------------------------------------------

                                                               McM Balanced                         McM Equity
                                                                   Fund                           Investment Fund
                                                     ---------------------------------   ---------------------------------
                                                        Six Months                          Six Months
                                                          Ended            For the            Ended            For the
                                                         12/31/97         Year Ended         12/31/97         Year Ended
                                                       (unaudited)         06/30/97        (unaudited)         06/30/97
                                                     ---------------   ---------------   ---------------   ---------------
Operations:
 Net investment income ...........................     $   805,808       $   838,463       $   453,267       $   592,381
 Net realized gain (loss) on investments .........          83,872           (31,191)          135,620            88,154
 Net change in unrealized appreciation/
  depreciation on investments ....................       3,676,848         5,082,280         7,608,817        12,113,724
                                                       -----------       -----------       -----------       -----------
 Increase in net assets ..........................       4,566,528         5,889,552         8,197,704        12,794,259
                                                       -----------       -----------       -----------       -----------
Dividends and Distributions to Shareholders:
 From net investment income ......................        (870,291)         (796,912)         (477,165)         (583,073)
 From capital gains ..............................               0                 0          (176,965)          (15,401)
                                                       -----------       -----------       -----------       -----------
 Total Distributions .............................        (870,291)         (796,912)         (654,130)         (598,474)
                                                       -----------       -----------       -----------       -----------
Capital Share Transactions - Note C ..............      19,945,400        23,933,114        25,088,355        22,484,477
                                                       -----------       -----------       -----------       -----------
 Total increase in net assets ....................      23,641,637        29,025,754        32,631,929        34,680,262
Net Assets:
 Beginning of period .............................      40,940,723        11,914,969        58,593,183        23,912,921
                                                       -----------       -----------       -----------       -----------
 End of period (including undistributed
  (distributions in excess of) net
  investment income of ($7,763), $56,694,
  ($3,674) and $20,224, respectively) ............     $64,582,360       $40,940,723       $91,225,112       $58,593,183
                                                       ===========       ===========       ===========       ===========


See accompanying notes to financial statements.

McM FUNDS
Notes to Financial Statements (unaudited)             December 31, 1997
--------------------------------------------------------------------------------

Note (A) Significant Accounting Policies: McM Funds (the "Company") operates as a series company currently issuing five series of shares of beneficial interest (collectively, the "Funds"): McM Principal Preservation Fund (the "Principal Preservation Fund"), McM Intermediate Fixed Income Fund (the "Intermediate Fixed Income Fund"), McM Fixed Income Fund (the "Fixed Income Fund"), McM Balanced Fund (the "Balanced Fund") and McM Equity Investment Fund (the "Equity Investment Fund"). The Company is a no-load, open-end management investment company which is registered under the Investment Company Act of 1940 (the "Act"), as amended. The Company was organized as a Delaware business trust on February 3, 1994. The Principal Preservation Fund commenced investment operations on July 13, 1994. The Intermediate Fixed Income Fund, Fixed Income Fund, Balanced Fund and Equity Investment Fund commenced investment operations on July 14, 1994. Investment in the Principal Preservation Fund is neither insured nor guaranteed by the U.S. Government, and there can be no assurance that the Principal Preservation Fund will be able to maintain a stable net asset value of $1.00. Certain officers and trustees of the Funds are also officers and directors of McMorgan & Company (the "Advisor"). No officer or employee of the Advisor receives any compensation from the Funds for acting as a trustee of the Funds. The officers of the Funds receive no compensation directly from the Funds for performing the duties of their offices. All Company officers serve without direct compensation from the Funds. The following is a summary of the significant accounting policies consistently followed by each Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles.

    (1) Security Valuation: The net asset value per share of each Fund is computed as of the close of regular trading on the New York Stock Exchange. The net asset value per share is computed by adding the value of all securities and other assets in the portfolio, deducting any liabilities (expenses and fees are accrued daily) and dividing by the number of shares outstanding. The equity securities of each Fund listed or traded on a stock exchange are valued at the last sale price on its principal exchange. If no sale price is reported, the mean of the last bid and asked prices is used. Securities traded over-the-counter are priced at the mean of the last bid and asked prices. Fixed-income securities are valued through valuations obtained from a commercial pricing service or at the most recent mean of the bid and asked prices provided by investment dealers in accordance with procedures established by the Board of Trustees. All securities held in the portfolio of the Principal Preservation Fund, and the debt securities with maturities of 60 days or less held by the other Funds, are valued at amortized cost. When a security is valued at amortized cost, it is valued at its cost when purchased, and thereafter by assuming a constant amortization to maturity of any discount or premium, regardless of the impact of fluctuating interest rates on the market value of the instrument. When market quotations are not readily available, securities and other assets are valued at fair value as determined in good faith by the Board of Trustees.


    (2) Repurchase Agreements: Each Fund may enter into repurchase agreements to earn income. The Funds may only enter into repurchase agreements with financial institutions that are deemed to be creditworthy by the Advisor, pursuant to guidelines established by the Funds' Board of Trustees. During the term of any repurchase agreement, the Advisor will continue to monitor the creditworthiness of the seller. Repurchase agreements are considered under the Act to be collateralized loans by a Fund to the seller secured by the securities transferred to the Fund. Repurchase agreements under the Act will be fully collateralized by securities in which the Fund may invest directly. Such collateral will be marked-to-market daily. If the seller of the underlying security under the repurchase agreement should default on its obligation to repurchase the underlying security, a Fund may experience delay or difficulty in exercising its right to realize upon the security and, in addition, may incur a loss if the value of the security should decline, as well as disposition costs in liquidating the security.

    (3) Investment Income and Securities Transactions: Dividend income is recorded on the ex-dividend date. Interest income is accrued daily. Securities transactions are accounted for on the date securities are purchased or sold. The cost of securities sold is determined using the first-in-first-out method.

McM FUNDS
Notes to Financial Statements (continued) (unaudited) December 31, 1997
--------------------------------------------------------------------------------

    (4) Federal Income Taxes: The Funds have elected to be treated as "regulated investment companies" under Sub-chapter M of the Internal Revenue Code and to distribute substantially all of their respective net taxable income. Each Fund qualified for such treatment for the six month period ended December 31, 1997. Accordingly, no provisions for federal income taxes have been made in the accompanying financial statements.

    (5) Dividends and Distributions: Dividends and distributions to shareholders are recorded on the ex-dividend date.

    (6) Use of Estimates: In preparing financial statements in conformity with generally accepted accounting principles, management makes estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements, as well as the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

    (7) Organization Costs: Organization costs are being amortized on a straight-line basis over five years.


Note (B) Dividends from Net Investment Income and Distributions of Capital
Gains: The Principal Preservation Fund declares dividends daily from its net investment income. The Principal Preservation Fund's dividends are payable monthly and are automatically reinvested in additional Fund shares, at the month-end net asset value, for those shareholders that have elected the reinvestment option. The Intermediate Fixed Income Fund and the Fixed Income Fund distribute their respective net investment income to shareholders monthly and net capital gains, if any, are distributed annually. With respect to the Balanced Fund and the Equity Investment Fund, dividends from net investment income are distributed quarterly and net realized gains from investment transactions, if any, are distributed to shareholders annually.


Note (C) Capital Share Transactions: Each Fund is authorized to issue an unlimited number of shares of beneficial interest with no par value. Transactions in shares of beneficial interest were as follows:



                                                      PRINCIPAL PRESERVATION FUND
                                 ----------------------------------------------------------------------
                                          Six Months Ended
                                         December 31, 1997                       Year Ended
                                            (unaudited)                        June 30, 1997
                                 ----------------------------------  ----------------------------------
                                      Shares            Amount            Shares            Amount
                                 ----------------  ----------------  ----------------  ----------------
Shares sold ...................      73,341,383     $   73,341,383       61,451,444     $   61,451,444
Shares issued through reinvest-
 ment of dividends ............         817,944            817,944        1,244,977          1,244,977
Shares redeemed ...............     (71,135,930)       (71,135,930)     (54,187,112)       (54,187,112)
                                    -----------     --------------      -----------     --------------
Net Increase ..................       3,023,397     $    3,023,397        8,509,309     $    8,509,309
                                    ===========     ==============      ===========     ==============

                                                   INTERMEDIATE FIXED INCOME FUND
                                 ------------------------------------------------------------------
                                        Six Months Ended
                                        December 31, 1997                    Year Ended
                                           (unaudited)                      June 30, 1997
                                 -------------------------------  ---------------------------------
                                     Shares          Amount            Shares           Amount
                                 -------------  ----------------  ---------------  ----------------
Shares sold ...................    2,164,289     $   22,498,358       3,302,865     $   33,813,474
Shares issued through reinvest-
 ment of dividends ............      310,913          3,225,403         500,320          5,114,086
Shares redeemed ...............     (998,266)       (10,399,813)     (2,172,289)       (22,264,779)
                                   ---------     --------------      ----------     --------------
Net Increase ..................    1,476,936     $   15,323,948       1,630,896     $   16,662,781
                                   =========     ==============      ==========     ==============


                                                        FIXED INCOME FUND
                                     --------------------------------------------------------
                                          Six Months Ended
                                          December 31, 1997               Year Ended
                                             (unaudited)                 June 30, 1997
                                     ---------------------------  ---------------------------
                                        Shares         Amount        Shares         Amount
                                     ------------  -------------  ------------  -------------
Shares sold .......................     411,407     $4,407,452       136,454     $1,423,356
Shares issued through reinvest-
 ment of dividends ................      37,303        397,239        53,167        552,893
Shares redeemed ...................     (80,680)      (856,078)      (47,554)      (499,057)
                                        -------     ----------       -------     ----------
Net Increase ......................     368,030     $3,948,613       142,067     $1,477,192
                                        =======     ==========       =======     ==========



                                                            BALANCED FUND
                                     ------------------------------------------------------------
                                           Six Months Ended
                                           December 31, 1997                 Year Ended
                                              (unaudited)                   June 30, 1997
                                     -----------------------------  -----------------------------
                                         Shares         Amount          Shares         Amount
                                     -------------  --------------  -------------  --------------
Shares sold .......................    1,192,495     $19,465,634      1,730,693     $23,766,367
Shares issued through reinvest-
 ment of dividends ................       52,117         846,782         53,858         767,164
Shares redeemed ...................      (22,609)       (367,016)       (43,162)       (600,417)
                                       ---------     -----------      ---------     -----------
Net Increase ......................    1,222,003     $19,945,400      1,741,389     $23,933,114
                                       =========     ===========      =========     ===========

McM FUNDS
Notes to Financial Statements (continued) (unaudited) December 31, 1997
--------------------------------------------------------------------------------


                                                      EQUITY INVESTMENT FUND
                                  ---------------------------------------------------------------
                                         Six Months Ended
                                        December 31, 1997                    Year Ended
                                           (unaudited)                     June 30, 1997
                                  ------------------------------   ------------------------------
                                      Shares          Amount           Shares          Amount
                                  -------------   --------------   -------------   --------------
Shares sold ...................     1,312,422      $ 28,282,539      1,485,441      $ 24,691,781
Shares issued through reinvest-
 ment of dividends ............        29,740           641,155         33,050           573,358
Shares redeemed ...............      (178,198)       (3,835,339)      (155,758)       (2,780,662)
                                    ---------      ------------      ---------      ------------
Net Increase ..................     1,163,964      $ 25,088,355      1,362,733      $ 22,484,477
                                    =========      ============      =========      ============

Note (D) Investment Transactions: Aggregate purchases and proceeds from sales of investment securities (other than short-term investments) for the six month period ended December 31, 1997 were:



                                              Aggregate      Proceeds from
                                              Purchases          Sales
                                           --------------   --------------
Intermediate Fixed Income Fund .........    $39,028,584      $21,401,459
Fixed Income Fund ......................      6,093,121        2,139,672
Balanced Fund ..........................     22,776,668        4,386,271
Equity Investment Fund .................     25,065,865          270,279

Note (E) Advisory, Administration and Distribution Services Agreements: Under its investment advisory agreements with each of the Funds, the Advisor provides investment advisory services to the Funds. The Funds will pay the Advisor at the following annual percentage rates of the average daily net assets of each
Fund: 0.25% for the Principal Preservation Fund; 0.35% for the Intermediate Fixed Income Fund; 0.35% for the Fixed Income Fund; 0.45% for the Balanced Fund; and 0.50% for the Equity Investment Fund. These fees are accrued daily and paid monthly. The Advisor has voluntarily undertaken to absorb for the Principal Preservation Fund, Intermediate Fixed Income Fund, Fixed Income Fund, Balanced Fund and Equity Investment Fund operating expenses which cause total expenses to exceed 0.30%, 0.50%, 0.50%, 0.60%, and 0.75%, respectively. For the period July 1, 1997 through December 31, 1997, the Advisor absorbed, subject to repayment, expenses totaling $210,190; $68,061 for the Principal Preservation Fund, $36,698 for the Intermediate Fixed Income Fund, $50,174 for the Fixed Income Fund, $46,254 for the Balanced Fund and $9,003 for the Equity Investment Fund.

The investment advisory agreements provide that any fee reductions or expense reimbursements made by the Advisor are subject to reimbursement by the Funds within the three years following such reduction or reimbursement provided that the Funds are able to make such reimbursements and remain in compliance with applicable expense limitations. Since July 14, 1994 (July 13, 1994 for the Principal Preservation Fund) through December 31, 1997, the Advisor has reduced its management fee and otherwise absorbed Fund expenses for each Fund in the following amounts: Principal Preservation Fund $336,228, Intermediate Fixed Income Fund $325,453, Fixed Income Fund $262,672, Balanced Fund $274,984 and Equity Investment Fund $184,999.

Financial Highlights
--------------------------------------------------------------------------------
The table below sets forth financial data for a share of beneficial interest outstanding throughout each period presented.




                                                                                        McM Principal
                                                                                      Preservation Fund
                                                               ----------------------------------------------------------------
                                                                Six Months Ended       For the        For the        For the
                                                                    12/31/97         Year Ended     Year Ended     Period Ended
                                                                   (unaudited)        06/30/97       06/30/96       06/30/95*
                                                               ------------------   ------------   ------------   -------------
Net Asset Value, beginning of period .......................        $ 1.00            $ 1.00         $ 1.00          $ 1.00
                                                                    ------            ------         ------          ------
 Income from investment operations
 Net investment income .....................................          0.03              0.05           0.05            0.05
 Net realized and unrealized gain on investments ...........          0.00              0.00           0.00            0.00
                                                                    ------            ------         ------          ------
  Total from investment operations .........................          0.03              0.05           0.05            0.05
                                                                    ------            ------         ------          ------
 Less Distributions:
 From net investment income ................................         (0.03)            (0.05)         (0.05)          (0.05)
 From capital gains ........................................          0.00              0.00           0.00            0.00
                                                                    ------           -------        -------          ------
  Total distributions ......................................         (0.03)            (0.05)         (0.05)          (0.05)
                                                                    ------           -------        -------          ------
Net Asset Value, end of period .............................        $ 1.00            $ 1.00         $ 1.00          $ 1.00
                                                                    ======           =======        =======          ======
Total return ...............................................          5.44%(1)          5.24%          5.39%           5.10%(2)
Current Yield ..............................................          5.43%(1)           N/A            N/A             N/A
Ratios/Supplemental Data
 Net assets, end of period (in 000's) ......................        35,722           $32,703        $24,195         $11,813
 Ratio of expenses to average net assets before reimburse-
  ment of expenses by Advisor ..............................          0.65%(1)          0.77%          0.93%           2.77%(1)
 Ratio of expenses to average net assets after reimbursement
  of expenses by Advisor ...................................          0.30%(1)          0.30%          0.30%           0.30%(1)
 Ratio of net investment income to average net assets before
  reimbursement of expenses by Advisor .....................          4.92%(1)          4.65%          4.60%           2.91%(1)
 Ratio of net investment income to average net assets after
  reimbursement of expenses by Advisor .....................          5.27%(1)          5.12%          5.23%           5.38%(1)
 Portfolio turnover ........................................           N/A               N/A            N/A             N/A
 Average commission rate paid ..............................           N/A               N/A            N/A             N/A


  * McM Principal Preservation Fund commenced investment operations on July 13, 1994.
(1) Annualized.
(2) Not annualized.

















See accompanying notes to financial statements.

--------------------------------------------------------------------------------
The table below sets forth financial data for a share of beneficial interest outstanding throughout each period presented.




                                                                                        McM Intermediate
                                                                                        Fixed Income Fund
                                                                  -------------------------------------------------------------
                                                                   Six Months Ended      For the       For the       For the
                                                                       12/31/97        Year Ended    Year Ended    Period Ended
                                                                      (unaudited)       06/30/97      06/30/96      06/30/95*
                                                                  ------------------  ------------  ------------  -------------
Net Asset Value, beginning of period ...........................       $ 10.26          $ 10.17       $ 10.37       $ 10.00
                                                                       -------          -------       -------       -------
 Income from investment operations
 Net investment income .........................................         0.30             0.60           0.57          0.54
 Net realized and unrealized gain (loss) on investments ........         0.21             0.11          (0.10)         0.34
                                                                       -------          -------       -------       -------
  Total from investment operations .............................         0.51             0.71           0.47          0.88
                                                                       -------          -------       -------       -------
 Less Distributions:
 From net investment income ....................................         (0.33)           (0.60)        (0.57)        (0.51)
 From capital gains ............................................          0.00            (0.02)        (0.10)         0.00
                                                                       -------          -------       -------       -------
  Total distributions ..........................................         (0.33)           (0.62)        (0.67)        (0.51)
                                                                       -------          -------       -------       -------
Net Asset Value, end of period .................................       $ 10.44          $ 10.26       $ 10.17       $ 10.37
                                                                       =======          =======       =======       ========
Total return ...................................................          5.08%(2)         7.14%         4.61%         9.19%(2)
Ratios/Supplemental Data
 Net assets, end of period (in 000's) ..........................       $110,527         $93,402       $76,045       $ 29,936
 Ratio of expenses to average net assets before reimburse-
  ment of expenses by Advisor ..................................          0.57%(1)         0.59%         0.69%          1.72%(1)
 Ratio of expenses to average net assets after reimbursement
  of expenses by Advisor .......................................          0.50%(1)         0.50%         0.50%          0.50%(1)
 Ratio of net investment income to average net assets before
  reimbursement of expenses by Advisor .........................          5.67%(1)         5.80%         5.52%          5.01%(1)
 Ratio of net investment income to average net assets after
  reimbursement of expenses by Advisor .........................          5.74%(1)         5.89%         5.71%          6.24%(1)
 Portfolio turnover ............................................         21.12%(2)        36.02%        75.26%        227.09%(2)
 Average commission rate paid ..................................           N/A              N/A           N/A            N/A


  * McM Intermediate Fixed Income Fund commenced investment operations on July 14, 1994.
(1) Annualized.
(2) Not annualized.



















See accompanying notes to financial statements.

--------------------------------------------------------------------------------
The table below sets forth financial data for a share of beneficial interest outstanding throughout each period presented.




                                                                                            McM Fixed
                                                                                           Income Fund
                                                                  -------------------------------------------------------------
                                                                   Six Months Ended      For the       For the       For the
                                                                       12/31/97        Year Ended    Year Ended    Period Ended
                                                                      (unaudited)       06/30/97      06/30/96      06/30/95*
                                                                  ------------------  ------------  ------------  -------------
Net Asset Value, beginning of period ...........................       $ 10.44          $ 10.33       $ 10.58       $ 10.00
                                                                       -------          -------       -------       -------
 Income from investment operations
 Net investment income .........................................          0.32             0.65          0.64          0.55
 Net realized and unrealized gain (loss) on investments ........          0.38             0.12         (0.20)         0.56
                                                                       -------          -------       --------      -------
  Total from investment operations .............................          0.70             0.77          0.44          1.11
                                                                       -------          -------       --------      -------
 Less Distributions:
 From net investment income ....................................         (0.36)           (0.65)        (0.63)        (0.53)
 From capital gains ............................................         (0.02)           (0.01)        (0.06)         0.00
                                                                       -------          --------      --------      --------
  Total distributions ..........................................         (0.38)           (0.66)       ( 0.69)       ( 0.53)
                                                                       -------          --------      --------      --------
Net Asset Value, end of period .................................       $ 10.76          $ 10.44       $ 10.33       $ 10.58
                                                                       =======          ========      ========      ========
Total return ...................................................          6.78%(2)         7.72%         4.16%        11.55%(2)
Ratios/Supplemental Data
 Net assets, end of period (in 000's) ..........................       $13,812          $ 9,565      $  7,992        $ 6,599
 Ratio of expenses to average net assets before reimburse-
  ment of expenses by Advisor ..................................          1.41%(1)         1.57%         1.82%          7.29%(1)
 Ratio of expenses to average net assets after reimbursement
  of expenses by Advisor .......................................          0.50%(1)         0.50%         0.50%          0.50%(1)
 Ratio of net investment income to average net assets before
  reimbursement of expenses by Advisor .........................          5.07%(1)         5.25%         4.70%         (0.47%)(1)
 Ratio of net investment income to average net assets after
  reimbursement of expenses by Advisor .........................          5.98%(1)         6.32%         6.02%          6.33%(1)
 Portfolio turnover ............................................         19.84%(2)        32.46%        37.62%        150.77%(2)
 Average commission rate paid ..................................           N/A              N/A           N/A            N/A


  * McM Fixed Income Fund commenced investment operations on July 14, 1994.
(1) Annualized.
(2) Not annualized.



See accompanying notes to financial statements.

--------------------------------------------------------------------------------
The table below sets forth financial data for a share of beneficial interest outstanding throughout each period presented.




                                                                                         McM Balanced
                                                                                             Fund
                                                               ----------------------------------------------------------------
                                                                Six Months Ended       For the        For the        For the
                                                                    12/31/97         Year Ended     Year Ended     Period Ended
                                                                   (unaudited)        06/30/97       06/30/96       06/30/95*
                                                               ------------------   ------------   ------------   -------------
Net Asset Value, beginning of period .......................       $ 15.30           $ 12.75         $ 11.35         $ 10.00
                                                                   -------           -------         -------         -------
 Income from investment operations
 Net investment income .....................................          0.23              0.43            0.40            0.36
 Net realized and unrealized gain on investments ...........          1.29              2.54            1.49            1.33
                                                                   -------           -------         -------         -------
  Total from investment operations .........................          1.52              2.97            1.89            1.69
                                                                   -------           -------         -------         -------
 Less Distributions:
 From net investment income ................................         (0.25)            (0.42)          (0.40)          (0.34)
 From capital gains ........................................          0.00              0.00           (0.09)           0.00
                                                                   --------          -------         -------         -------
  Total distributions ......................................         (0.25)            (0.42)          (0.49)          (0.34)
                                                                   --------          -------         -------         -------
Net Asset Value, end of period .............................       $ 16.57           $ 15.30         $ 12.75         $ 11.35
                                                                   ========          =======         =======         =======
Total return ...............................................         10.01%(2)         23.65%          16.86%          17.31%(2)
Ratios/Supplemental Data
 Net assets, end of period (in 000's) ......................      $ 64,582          $ 40,941        $ 11,915         $ 3,070
 Ratio of expenses to average net assets before reimburse-
  ment of expenses by Advisor ..............................          0.78%(1)          1.01%          2.21%            8.41%(1)
 Ratio of expenses to average net assets after reimbursement
  of expenses by Advisor ...................................          0.60%(1)          0.60%          0.60%            0.60%(1)
 Ratio of net investment income to average net assets before
  reimbursement of expenses by Advisor .....................          2.90%(1)          2.97%          1.81%           (3.54%)(1)
 Ratio of net investment income to average net assets after
  reimbursement of expenses by Advisor .....................          3.08%(1)          3.38%          3.43%            4.28%(1)
 Portfolio turnover ........................................          8.62%(2)         31.64%         26.16%           81.05%(2)
 Average commission rate paid ..............................      $  0.0600         $ 0.0600       $ 0.0600              N/R


  * McM Balanced Fund commenced investment operations on July 14, 1994.
(1) Annualized.
(2) Not annualized.


See accompanying notes to financial statements.

--------------------------------------------------------------------------------
The table below sets forth financial data for a share of beneficial interest outstanding throughout each period presented.


                                                                                          McM Equity
                                                                                       Investment Fund
                                                               ----------------------------------------------------------------
                                                                Six Months Ended       For the        For the        For the
                                                                    12/31/97         Year Ended     Year Ended     Period Ended
                                                                   (unaudited)        06/30/97       06/30/96       06/30/95*
                                                               ------------------   ------------   ------------   -------------
Net Asset Value, beginning of period .......................      $  19.71          $  14.85        $ 11.95         $ 10.00
                                                                  --------          --------        -------         -------
 Income from investment operations
 Net investment income .....................................          0.12              0.24           0.21            0.19
 Net realized and unrealized gain on investments ...........          2.39              4.87           2.94            1.94
                                                                   -------           -------        -------         -------
  Total from investment operations .........................          2.51              5.11           3.15            2.13
                                                                   -------           -------        -------         -------
 Less Distributions:
 From net investment income ................................          0.13)            (0.24)         (0.21)          (0.18)
 From capital gains ........................................          0.04)            (0.01)         (0.04)           0.00
                                                                   --------          ---------      ---------       --------
  Total distributions ......................................         (0.17)            (0.25)         (0.25)          (0.18)
                                                                   --------          ---------      ---------       --------
Net Asset Value, end of period .............................      $  22.05          $  19.71       $  14.85        $  11.95
                                                                   ========          =========      =========       ========
Total return ...............................................         12.75%(2)         34.68%         26.53%          21.57%(2)
Ratios/Supplemental Data
 Net assets, end of period (in 000's) ......................      $ 91,225          $ 58,593       $ 23,913        $  4,866
 Ratio of expenses to average net assets before reimburse-
  ment of expenses by Advisor ..............................          0.76%(1)          0.88%          1.72%           8.48%(1)
 Ratio of expenses to average net assets after reimbursement
  of expenses by Advisor ...................................          0.75%(1)          0.75%          0.75%           0.75%(1)
 Ratio of net investment income to average net assets before
  reimbursement of expenses by Advisor .....................          1.15%(1)          1.36%          0.80%          (5.50%)(1)
 Ratio of net investment income to average net assets after
  reimbursement of expenses by Advisor .....................          1.16%(1)          1.49%          1.77%           2.24%(1)
 Portfolio turnover ........................................          0.36%2            0.88%          0.92%           1.81%(2)
 Average commission rate paid ..............................      $ 0.0600          $ 0.0600       $ 0.0600             N/R


  * McM Equity Investment Fund commenced investment operations on July 14, 1994.
(1) Annualized.
(2) Not annualized.


















See accompanying notes to financial statements.

                               Board of Trustees
                               Robert R. Barron
                               Terry A. O'Toole
                                Walter B. Rose
                             Kenneth I. Rosenblum
                                 S.D. Sicotte
                                Mark R. Taylor
                               Gregory L. Watson



                                   Officers
                      Terry A. O'Toole, CEO and President
                Robert R. Barron, Vice President and Treasurer
                 Deane A. Nelson, Vice President and Secretary



    Investment Advisor                                   Custodian
    McMorgan & Company                              The Bank of New York
 One Bush Street, Suite 800                           48 Wall Street
  San Francisco, CA 94104                        New York, New York 10286

       Underwriter                                    Legal Counsel
FPS Broker Services, Inc.                  Paul, Hastings, Janofsky & Walker LLP
   3200 Horizon Drive                              345 California Street
King of Prussia, PA 19406                        San Francisco, CA 94104

    Shareholder Services                                 Auditors
     FPS Services, Inc.                           Tait, Weller & Baker
   3200 Horizon Drive                         8 Penn Center Plaza, Suite 800
King of Prussia, PA 19406                          Philadelphia, PA 19103








                       For Additional Information about
                                McM Funds call:
                                (800) 788-9485

This report is submitted for general information of the shareholders of the Funds. It is not authorized for distribution to prospective investors in the Funds unless preceded or accompanied by an effective Prospectus which includes details regarding the Funds' objectives, policies, expenses and other information.


SAR1297                  [GRAPHIC OMITTED]